UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 90.9%
ASSET-BACKED SECURITIES — 35.7%
Automobiles — 0.2%
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		4,100	$4,055,491
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%		11/14/25		1,200	1,201,102

						5,256,593

Collateralized Loan Obligations — 25.6%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.160%	2.882	%(c)	07/15/26		13,250	13,271,647
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	2.992	%(c)	07/15/30		1,750	1,763,212
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002	%(c)	07/15/29		2,500	2,515,201
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.022	%(c)	01/16/30		4,500	4,522,908
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/16/29		2,000	2,013,862
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	%(c)	10/25/29	EUR	4,000	4,978,937
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.885	%(c)	10/22/25		3,889	3,895,537
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.901	%(c)	04/17/26		7,250	7,273,021
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	%(c)	07/18/30		2,000	2,014,040
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	07/15/29		3,500	3,529,100
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	2.945	%(c)	10/20/26		10,000	10,026,553
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30		9,250	9,328,260
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A, 3 Month LIBOR + 1.750%	3.481	%(c)	04/17/25		5,250	5,253,251
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25		6,200	6,199,437
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	%(c)	01/17/28		4,000	4,000,000
Carlyle Global Market Strategies Euro CLO (Ireland), Series 2015-3A, Class A1BR, 144A	1.150%		07/15/30	EUR	8,500	10,554,704
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.965	%(c)	07/20/31		3,000	3,018,356
Catamaran CLO (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.005	%(c)	04/22/30		10,500	10,598,702
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	2.855	%(c)	01/22/31		8,000	8,013,870
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	%(c)	07/15/26		5,000	5,012,899
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.172	%(c)	07/15/26		7,600	7,610,239
Elevation CLO (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	%(c)	07/15/30		4,000	4,031,028
Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	3.467	%(c)	02/15/29		20,000	19,990,000
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	01/16/26		2,500	2,503,796

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	%(c)	05/05/27		15,250	15,272,829
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.230%	2.975	%(c)	01/25/27		12,500	12,532,256
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29		3,000	3,030,050
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.262	%(c)	04/15/27		12,000	12,021,646
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	%(c)	07/15/30	EUR	1,500	1,866,201
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	%(c)	01/15/31		8,000	8,055,585
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.004	%(c)	07/18/30		8,000	8,083,043
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26		10,000	10,029,973
MJX Venture Management II LLC (Cayman Islands), Series 2017-29RR, Class A, 144A, 3 Month LIBOR + 1.630%^	3.145	%(c)	09/08/30		12,800	12,800,000
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.962	%(c)	10/15/26		7,000	7,008,445
Mountain View CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	%(c)	01/16/31		8,000	8,006,347
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250%		01/15/26	EUR	1,500	1,860,668
Oak Hill European Credit Partners Designated Activity Co. (Ireland), Series 2015-4A, Class A1R	0.730%		01/20/32	EUR	8,250	10,280,880
Oak Hill European Credit Partners Designated Activity Co. (Ireland), Series 2017-6A, Class A1	0.730%		01/20/32	EUR	1,750	2,174,029
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.619	%(c)	07/15/30		5,750	5,818,449
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017	%(c)	10/30/30		3,000	3,022,185
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.235	%(c)	01/20/29		22,750	22,944,419
OZLME Designated Activity Co. (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	%(c)	08/24/30	EUR	38,000	47,216,925
OZLME Designated Activity Co. (Netherlands), Series 3A, Class A2, 144A	1.150%		08/24/30	EUR	8,000	9,942,392
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.861	%(c)	01/17/31		10,000	10,062,093
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.741	%(c)	05/21/29		10,200	10,259,153
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.015	%(c)	07/20/30		5,750	5,793,058
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.262	%(c)	01/15/29		7,250	7,317,629
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	%(c)	10/17/30		4,750	4,778,102
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	2.582	%(c)	08/15/30		2,500	2,512,119
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.625	%(c)	07/20/27		7,500	7,510,736
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.025	%(c)	07/25/30		8,500	8,566,949
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.580	%(c)	10/20/30		8,750	8,797,842
St. Pauls CLO (Ireland), Series 4A, Class A2BR, 144A	2.050%		04/25/30	EUR	4,625	5,746,933

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.914	%(c)	04/18/26	4,250	4,255,769
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.952	%(c)	07/15/29	5,500	5,523,423
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A Class A, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	07/25/29	9,750	9,816,952
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	2.908	%(c)	01/25/31	4,500	4,504,191
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.298	%(c)	01/25/31	3,000	3,006,618
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.602	%(c)	07/15/27	7,500	7,513,006
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.932	%(c)	10/15/30	2,750	2,773,902
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25	2,000	1,981,355
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	2.634	%(c)	01/18/29	19,000	19,019,522
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.220%	2.965	%(c)	04/20/26	1,500	1,503,945
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	04/20/29	4,000	4,028,611
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29	7,000	7,042,200
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	%(c)	01/17/31	10,500	10,562,895
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	5.167	%(c)	10/30/23	1,750	1,751,555
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.609	%(c)	01/22/31	3,000	3,022,726
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.092	%(c)	07/15/29	8,750	8,814,446
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012	%(c)	04/15/30	4,750	4,759,505

					525,110,117

Consumer Loans — 2.5%
Lendmark Funding Trust, Series 2017-1A, Class B, 144A	3.770%		12/22/25	1,300	1,294,705
Lendmark Funding Trust, Series 2017-2A, Class C, 144A	4.330%		05/20/26	700	688,533
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	8,015,466
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	2,000	2,011,845
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A	3.100%		07/18/25	5,246	5,249,294
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	2,100	2,103,099
OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.360	%(c)	09/14/32	4,300	4,312,959
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32	700	695,610
Oportun Funding LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21	6,665	6,712,574
Oportun Funding LLC, Series 2017-B, Class B, 144A	4.260%		10/10/23	6,550	6,467,927
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/23	3,800	3,799,278
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,430	3,435,434
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,073,837

					50,860,561

Home Equity Loans — 3.6%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 1 Month LIBOR + 1.200%	2.761	%(c)	10/25/34	3,248	3,313,966
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%	2.641	%(c)	10/25/34	1,814	1,845,674
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 Month LIBOR + 0.450%	2.000	%(c)	09/25/35	504	504,121
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	02/25/33	1,677	1,657,340
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.321	%(c)	12/25/33	3,026	3,008,293
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	10/25/33	29	28,794
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W7, Class M1, 1 Month LIBOR + 1.035%	2.596	%(c)	03/25/34	992	994,540
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	774	778,669
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1, 1 Month LIBOR + 1.035%	2.596	%(c)	01/25/34	1,929	1,931,428
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123%		05/25/34	204	211,980
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5, 1 Month LIBOR + 0.800%	2.361	%(c)	05/25/34	587	561,799
Asset Backed Funding CertificatesTrust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.261	%(c)	06/25/34	1,301	1,267,597
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.241	%(c)	11/25/33	1,758	1,698,013
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	2.521	%(c)	11/25/33	3,546	3,420,742
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.371	%(c)	06/25/34	2,870	2,860,332
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	2.221	%(c)	10/25/32	1,105	1,108,332
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	2.741	%(c)	06/25/43	129	126,949
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	2.656	%(c)	01/25/34	2,418	2,390,916
Bear Stearns Asset-Backed Securities Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.581	%(c)	06/25/34	1,100	1,111,499
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.136	%(c)	12/25/34	3,587	3,676,347
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	5,039	5,000,778
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	02/25/34	1,170	1,144,946
Home Equity Asset Trust, Series 2004-7, Class A2, 1 Month LIBOR + 0.840%	2.401	%(c)	01/25/35	1,050	1,058,292

Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.475%	4.036	%(c)	08/25/33	1,059	1,095,119
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.281	%(c)	12/25/34	8,247	8,087,689
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	2.561	%(c)	08/25/32	3,040	2,989,830
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	10/25/33	3,060	3,058,885
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	10/25/33	816	808,497
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	09/25/33	637	631,736
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	05/25/34	5,398	5,384,308
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.506	%(c)	06/25/34	862	862,410
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	11/25/34	1,941	1,934,369
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.330%	1.891	%(c)	12/25/35	161	160,816
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A^	4.000	%(cc)	12/25/57	3,460	3,534,857
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1 Month LIBOR + 0.640%	2.201	%(c)	07/25/33	775	767,507
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	01/25/34	1,764	1,750,629
Option One Mortgage Loan Trust, Series 2005-1, Class A4, 1 Month LIBOR + 0.800%	2.361	%(c)	02/25/35	174	173,921
RAMP Trust, Series 2005-EFC3, Class M3, 1 Month LIBOR + 0.490%	2.051	%(c)	08/25/35	221	221,574
RASC Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400%	1.961	%(c)	12/25/35	627	627,058
RASC Trust, Series 2005-KS3, Class M4, 1 Month LIBOR + 0.705%	2.266	%(c)	04/25/35	8	8,041
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	02/25/34	1,211	1,220,665

					73,019,258

Residential Mortgage-Backed Securities — 3.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C, 1 Month LIBOR + 0.330%	1.891	%(c)	01/25/36	80	79,494
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	2.561	%(c)	11/25/32	731	726,338
Chase Funding Trust, Series 2002-3, Class 2A1, 1 Month LIBOR + 0.640%	2.201	%(c)	08/25/32	312	306,051
Chase Funding Trust, Series 2003-4, Class 1A5	5.253%		05/25/33	757	767,010
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1, 1 Month LIBOR + 0.630%	2.191	%(c)	02/25/35	317	313,971
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(cc)	11/25/34	45	45,883
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	07/25/33	998	993,703
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.311	%(c)	03/25/34	150	150,312
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	1.981	%(c)	08/25/34	8,222	7,782,781

Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.101	%(c)	12/25/34	2,059	1,995,267
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	11/25/34	708	708,315
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379%		12/25/32	150	148,170
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	11/25/33	758	739,000
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,991,024
CSMC Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46	5,653	5,717,592
CSMC Trust, Series 2017-6R, 144A, 1 Month LIBOR + 1.550%	3.124	%(c)	03/06/47	2,518	2,546,455
Finance America Mortgage Loan Trust, Series 2003-1, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	09/25/33	1,983	1,929,822
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	08/25/34	5,777	5,698,907
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR + 0.760%	2.321	%(c)	08/25/34	1,227	1,182,098
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.795%	2.356	%(c)	03/25/35	2,512	2,487,594
GSAMP Trust, Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR + 0.600%	2.161	%(c)	08/25/33	919	894,750
GSAMP Trust, Series 2004-AR1, Class A2B, 1 Month LIBOR + 1.200%	2.761	%(c)	06/25/34	1,422	1,412,999
GSAMP Trust, Series 2004-NC2, Class A1B, 1 Month LIBOR + 0.900%	2.461	%(c)	10/25/34	1,787	1,701,856
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR + 0.430%	1.991	%(c)	12/25/35	599	598,979
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.181	%(c)	08/25/33	1,464	1,433,101
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1, 1 Month LIBOR + 0.440%	2.001	%(c)	06/25/34	985	948,039
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	05/25/34	280	277,968
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	07/25/34	1,786	1,711,110
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, 1 Month LIBOR + 0.840%	2.401	%(c)	01/25/36	1,232	1,237,358
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1, 1 Month LIBOR + 0.450%	2.011	%(c)	09/25/35	557	557,479
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	11/25/34	1,528	1,464,954
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/35	2,321	2,314,278
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%	2.541	%(c)	10/25/35	1,364	1,337,883
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.561	%(c)	09/25/34	2,123	2,078,810
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	2.561	%(c)	09/25/34	3,574	3,574,198
Structured Asset Investment Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.660%	2.221	%(c)	04/25/35	1,161	1,162,014
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57	3,938	3,893,928
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47	519	519,936

VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47		640	639,488
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A	3.000%		10/25/47		2,900	2,886,432

						66,955,347

Student Loans — 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	1.915	%(c)	07/25/25		11,503	10,632,634

TOTAL ASSET-BACKED SECURITIES (cost $718,963,505)						731,834,510

BANK LOANS — 1.3%
Capital Goods — 0.1%
Richmond UK Bidco, Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.740	%(c)	03/03/24	GBP	1,000	1,405,059

Chemicals — 0.1%
Ceramtec Service Gmbh (Germany), Initial Euro Term B-1 Loan, 3 Month EURIBOR + 3.000%	3.750	%(c)	08/30/20	EUR	1,304	1,623,014
Ceramtec Service Gmbh (Germany), Initial Euro Term B-2 Loan, 3 Month EURIBOR + 3.000%	3.750	%(c)	08/28/20	EUR	396	493,664

						2,116,678

Consumer — 0.2%
CD&R Firefly Bidco, Ltd. (United Kingdom), Facility B1, 3 Month LIBOR + 4.500%	5.020	%(c)	07/15/22	GBP	3,000	4,268,868

Diversified Financial Services — 0.3%
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.070	%(c)	09/30/24		3,267	3,296,759
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.070	%(c)	09/29/25		1,950	1,950,000

						5,246,759

Gaming — 0.1%
Cyan Blue Holdco 3, Ltd. (United Kingdom), First Lien Term B Loan, 3 Month LIBOR + 4.250%	4.770	%(c)	08/23/24	GBP	1,200	1,710,563

Health Care & Pharmaceutical — 0.2%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250	%(c)	11/21/24	EUR	1,375	1,717,384
Nidda Healthcare Holdings AG (Germany), Term Loan	—	%(p)	09/30/24	GBP	1,700	2,419,779

						4,137,163

Retail — 0.1%
Intervias Finco, Ltd. (United Kingdom), Facility D1, 1 Month LIBOR + 5.000%	5.490	%(c)	01/30/23	GBP	2,100	2,982,614

Technology — 0.2%
BMC Software Finance, Inc., Initial B-2 U.S. Term Loan, 1 Month LIBOR + 3.250%	4.820	%(c)	09/12/22		1,893	1,900,104
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 1.750%	3.310	%(c)	06/02/20		3,088	3,089,704

						4,989,808

TOTAL BANK LOANS (cost $26,715,967)						26,857,512

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	1,300	1,282,638
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	1.877	%(cc)	05/15/45	11,641	757,318
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	199,441
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.268	%(cc)	02/10/48	123,049	2,126,188
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.254	%(cc)	04/15/50	66,743	1,157,737
CSMC Trust, Series 2017-LSTK, Class D, 144A	3.331	%(cc)	04/05/33	6,850	6,768,973
CSMC Trust, Series 2017-LSTK, Class E, 144A	3.331	%(cc)	04/05/33	12,575	12,371,152
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	%(cc)	12/10/36	15,500	14,247,464
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.219	%(cc)	04/25/20	4,152	78,531
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.533	%(cc)	06/25/20	18,627	550,930
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.168	%(cc)	10/25/20	18,264	82,058
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.370	%(cc)	01/25/22	15,476	668,194
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.425	%(cc)	05/25/22	20,234	1,010,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.464	%(cc)	06/25/22	4,174	219,142
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.868	%(cc)	10/25/22	92,717	3,103,865
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.367	%(cc)	03/25/26	23,197	2,094,107
FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class X1, IO	0.753	%(cc)	06/25/27	237,243	14,191,040
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.732	%(cc)	05/25/19	447	7,305
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.682	%(cc)	07/25/19	3,702	62,371
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.497	%(cc)	02/10/46	103,126	2,394,287
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.330	%(cc)	04/10/47	28,307	723,012
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167%		08/10/50	16,900	16,617,822
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.321	%(cc)	08/15/47	45,056	939,427
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.446	%(cc)	02/15/48	52,766	1,407,929
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.540	%(cc)	04/15/46	34,956	884,432
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.244	%(cc)	08/15/45	65,968	783,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(cc)	12/15/48	68,276	1,406,247
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A, 1 Month LIBOR + 1.750%	3.310	%(c)	08/14/31	7,709	7,738,089
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.402	%(cc)	04/10/46	140,883	2,718,027
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%		09/15/50	15,000	14,751,622
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317%		10/15/50	3,380	3,359,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $116,022,295)					114,702,891

CORPORATE BONDS — 32.5%
Airlines — 0.5%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000%	01/15/27	2,783	2,855,640
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	10/19/23	877	950,703
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%	04/29/26	100	103,268
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%	04/29/18	3,000	3,026,100
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	02/10/24	697	782,229
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	10/15/20	58	59,505
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%	02/15/27	2,088	2,192,601

				9,970,046

Auto Manufacturers — 0.1%
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	2,230	2,632,506

Auto Parts & Equipment — 0.4%
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25	5,375	5,703,021
Lear Corp., Sr. Unsec’d. Notes	5.375%	03/15/24	1,410	1,490,208

				7,193,229

Banks — 5.5%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250%	08/12/18	3,328	3,345,306
Bank of America Corp., Jr. Sub. Notes	5.125%	12/31/49	2,175	2,202,187
Bank of America Corp., Jr. Sub. Notes	6.100%	12/31/49	8,820	9,514,575
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	1,560	1,700,950
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	690	811,438
Caixa Economica Federal (Brazil), Sub. Notes	7.250%	07/23/24	3,400	3,550,280
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	12,685	13,239,969
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	1,455	2,301,127
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	405	420,874
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	395	428,231
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	2,375	2,414,122
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%	03/26/25	1,200	1,198,603
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%	01/30/19	3,000	2,986,737
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.000%	10/19/21	400	386,960
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	750	740,787
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	2,000	1,937,758
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21	1,500	1,492,396
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	5,500	5,697,931
Discover Bank, Sub. Notes	7.000%	04/15/20	800	866,266
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	5,225	5,394,812
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	3,940	3,979,645
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	345	456,571
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	2,105	2,371,790
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	12/31/49	3,725	3,794,844
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%	12/31/49	7,707	8,188,687
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	12/31/49	3,400	3,627,375
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	130	131,788

Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	13,110	13,437,750
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	2,435	2,609,515
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	465	473,713
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	700	950,433
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	1,710	1,769,245
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875%	09/18/18	1,000	1,029,500
People’s United Bank, Sub. Notes	4.000%	07/15/24	1,125	1,127,191
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18	1,485	1,506,443
State Street Corp., Jr. Sub. Notes	5.250%	12/31/49	3,555	3,706,087
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	03/16/23	2,435	2,523,488

				112,315,374

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	389,392
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	1,500	1,572,750
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	950	959,855
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	450	501,542

				3,423,539

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	439	477,783
Celgene Corp., Sr. Unsec’d. Notes	4.350%	11/15/47	2,100	2,119,617

				2,597,400

Building Materials — 0.9%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	6,450	6,562,875
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250%	03/01/21	3,090	3,205,544
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	125	129,660
Standard Industries Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	5,000	5,175,000
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	2,400	2,580,000

				17,653,079

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,350	1,459,914
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	170	211,000
Ashland, Inc., Gtd. Notes	6.875%	05/15/43	4,100	4,540,750
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	1,765	1,645,863
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,300	1,270,750
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	59	64,163
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	15	16,278
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	125	143,115
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	95	159,961
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	1,210	1,307,069
Kraton Polymers LLC/ Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500%	04/15/23	3,300	3,696,000
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	1,160	1,275,290
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	415	483,092
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	2,765	2,876,023
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	1,175	1,144,156
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	635	632,864

				20,926,288

Commercial Services — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	110	137,678

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37		1,725	2,274,623
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%		05/01/25		4,125	4,424,063
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28		875	873,906
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		925	975,875
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		05/15/27		1,600	1,680,000
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.246	%(c)	05/22/19		4,300	4,320,369

						14,686,514

Computers — 0.0%
NCR Corp., Gtd. Notes	6.375%		12/15/23		790	829,500

Distribution/Wholesale — 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22		2,425	2,476,531

Diversified Financial Services — 0.2%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34		746	736,679
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		25	26,115
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	1,225	1,499,378
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		175	203,989
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19		970	982,629
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		185	188,663
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610	%(s)	05/31/18		54	52,997

						3,690,450

Electric — 1.2%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		1,080	1,066,500
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25		3,575	3,387,312
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		1,350	1,412,438
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		1,650	1,740,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		1,475	1,639,212
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%		09/30/42		50	52,148
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		6,925	7,315,570
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44		800	949,762
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20		2,180	2,370,968
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23		1,575	1,597,840
NRG Energy, Inc., Gtd. Notes	6.250%		05/01/24		2,048	2,140,938
South Carolina Electric & Gas Co., First Mtge.	4.350%		02/01/42		130	135,350
Westar Energy, Inc., First Mtge.	4.100%		04/01/43		325	338,585

						24,147,373

Electronics — 0.3%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		80	83,621
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20		5,400	5,752,080

						5,835,701

Energy - Alternate Sources — 0.2%
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%		02/01/25		3,220	3,248,980

Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%		11/15/26		400	389,000
AMC Entertainment Holdings, Inc., Gtd. Notes	6.375%		11/15/24	GBP	1,875	2,673,931
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24		1,015	1,055,600
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		5,500	5,568,750

Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22		3,200	3,280,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%		02/28/47	GBP	550	796,532
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%		02/28/47	GBP	200	289,417
Eldorado Resorts, Inc., Gtd. Notes	7.000%		08/01/23		3,500	3,731,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, Priv. Placement, 144A	5.000%		08/01/18		4,615	4,617,584
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%		08/15/26		2,925	2,734,875
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		2,000	2,192,500

						27,330,064

Foods — 0.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		2,400	2,433,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%		10/28/20		775	796,313
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes	8.250%		02/01/20		1,500	1,506,270
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%		06/01/21		1,000	1,020,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%		06/01/21		1,300	1,326,000
Picard Groupe SAS, 144A, 3 Month EURIBOR + 3.000%	3.000	%(c)	11/30/23	EUR	2,075	2,573,011

						9,654,594

Forest Products & Paper — 0.5%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%		07/15/22		3,000	3,060,000
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%		11/01/20		35	37,460
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%		12/01/25		400	504,908
International Paper Co., Sr. Unsec’d. Notes(h)	4.800%		06/15/44		2,770	3,030,983
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		610	751,994
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%		09/15/18		3,647	3,669,794

						11,055,139

Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41		700	873,561
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		125	135,653
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%		06/01/43		1,375	1,420,079

						2,429,293

Healthcare-Services — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22		450	441,012
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		325	321,707
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42		530	552,463
Anthem, Inc., Sr. Unsec’d. Notes	3.650%		12/01/27		1,865	1,856,250
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		120	129,297
Anthem, Inc., Sr. Unsec’d. Notes	5.100%		01/15/44		515	587,601
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%		11/15/19		4,800	4,500,000
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/01/21		1,550	1,445,375
Cigna Corp., Sr. Unsec’d. Notes	3.250%		04/15/25		890	877,068
Encompass Health Corp., Gtd. Notes	5.125%		03/15/23		1,200	1,234,260
Encompass Health Corp., Gtd. Notes	5.750%		11/01/24		2,900	2,958,000
HCA, Inc., Gtd. Notes	5.375%		02/01/25		4,500	4,595,625
HCA, Inc., Gtd. Notes	5.875%		05/01/23		1,825	1,957,313
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25		2,000	2,098,320
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		25	25,131
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%		11/15/20		4,500	4,705,098
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52		75	77,175
Select Medical Corp., Gtd. Notes	6.375%		06/01/21		5,371	5,491,848
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21		2,125	2,125,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%		04/01/22		2,700	2,786,076

Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25		2,950	2,891,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		175	178,055
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42		1,055	1,142,828

					42,976,502

Home Builders — 2.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		5,000	5,198,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		4,553	4,630,401
KB Home, Gtd. Notes	7.500%	09/15/22		3,425	3,891,656
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21		5,850	6,054,750
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27		3,500	3,543,750
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25		1,275	1,373,813
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26		4,000	4,295,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21		6,700	6,815,240
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19		4,725	4,725,000

					40,528,110

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46		2,000	2,296,162

Insurance — 1.0%
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36		215	266,709
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41		280	361,033
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23		1,975	2,050,412
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		1,000	1,087,266
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22		75	79,821
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,530	1,993,303
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40		695	958,074
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22		2,020	2,148,722
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		3,125	3,400,324
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19		1,720	1,730,701
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43		975	1,017,729
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42		795	812,292
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		640	660,583
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		1,950	2,184,707
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		54	74,639
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22		1,435	1,508,263

					20,334,578

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	2,600	3,252,712

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		404	468,555

Leisure Time — 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25		2,225	2,398,550

Lodging — 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		4,500	4,736,250

Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	75	75,237
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	550	592,654
MGM Resorts International, Gtd. Notes	6.000%		03/15/23	3,600	3,888,000
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250%		11/30/21	500	527,500
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250%		11/30/21	1,200	1,266,000

					11,085,641

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	50	53,516

Media — 2.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%		04/15/18	1,250	1,263,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%		01/15/24	1,100	1,133,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	2,625	2,675,859
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	1,650	1,674,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27	5,075	5,227,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	5,500	5,520,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	706	707,320
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	4,408	4,463,100
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	1,525	1,771,445
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%		10/23/55	485	591,267
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	135	138,375
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%		11/15/22	365	375,757
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%		03/15/20	3,200	3,176,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%		02/15/18	1,040	1,040,000
Discovery Communications LLC, Gtd. Notes	5.000%		09/20/37	225	229,816
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47	600	614,314
DISH DBS Corp., Gtd. Notes	7.750%		07/01/26	2,300	2,363,250
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%		02/01/30	2,500	2,743,750
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21	1,625	1,649,375
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	1,350	1,328,620
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/22	1,292	1,340,450
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,000	3,127,500
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	865	919,063

					44,074,386

Mining — 0.2%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	6.750%		04/16/40	2,575	3,398,368

Miscellaneous Manufacturing — 0.3%
Actuant Corp., Gtd. Notes(a)	5.625%		06/15/22	3,075	3,140,344
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		12/01/24	3,675	3,863,344

					7,003,688

Oil & Gas — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.637	%(s)	10/10/36	3,000	1,316,480
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	750	933,505
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47	1,420	1,510,123
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%		09/15/42	1,070	994,853

CNX Resources Corp., Gtd. Notes	8.000%	04/01/23		4,000	4,253,800
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47		275	299,557
Denbury Resources, Inc., Gtd. Notes(a)	5.500%	05/01/22		2,000	1,555,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/30/26		2,700	2,733,750
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22		730	759,930
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		3,420	3,759,031
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes(a)	5.250%	04/28/27		1,478	1,519,879
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes	7.000%	05/05/20		4,140	4,447,213
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22		1,520	1,532,996
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/09/21		1,440	1,557,752
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18		62	62,074
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		500	518,428
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		395	439,563
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,390	1,677,819
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29		1,275	1,261,421
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		200	213,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		560	621,124
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		3,875	4,416,047
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25		975	981,094
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.500%	03/13/27		1,550	1,695,499
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad And Tobago), Sr. Unsec’d. Notes	9.750%	08/14/19		1,915	2,049,050
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		5,885	5,972,098
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20		4,350	4,274,719

					51,356,005

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unsec’d. Notes, 144A	4.080%	12/15/47		410	405,248
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		100	120,706

					525,954

Packaging & Containers — 0.5%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,825	2,570,480
Crown European Holdings SA, Gtd. Notes, 144A	2.875%	02/01/26	EUR	5,050	6,254,692
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, Pays cash 8.25% or PIK 9.00%, 144A	8.250%	02/15/22	EUR	825	1,087,227
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		35	35,668
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,190	1,269,847

					11,217,914

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,085	4,400,060
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		4,020	4,201,354
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45		114	120,304
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	980	1,298,106
Nidda Healthcare Holding AG (Germany), Sr. Sec’d. Notes, 144A	3.500%	09/30/24	EUR	800	1,000,944
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		1,275	1,141,380
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		600	628,680

					12,790,828

Pipelines — 0.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20		227	236,080
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54		2,700	2,943,539
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38		543	582,917
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		125	122,609
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		1,950	2,020,339
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43		1,350	1,535,131
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		145	159,802
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		150	151,545
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		500	513,750
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		1,060	1,128,511
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20		3,700	3,885,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40		1,850	2,166,812
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		75	75,927

					15,521,962

Real Estate Investment Trusts (REITs) — 1.3%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25		3,400	3,536,000
FelCor Lodging LP, Sr. Sec’d. Notes(a)	5.625%	03/01/23		1,050	1,076,250
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875%	11/15/25		2,475	2,524,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25		1,750	1,798,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	3,775	4,949,968
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		7,100	7,082,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23		1,965	2,009,212
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		1,500	1,539,375
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,000	2,107,500

					26,623,180

Retail — 1.2%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		275	194,563
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		1,765	1,972,974
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		475	541,006
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,200	1,564,362
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24		2,750	2,842,812
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875%	04/01/24		2,080	2,259,296
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		6,205	6,537,588
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		705	565,029
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25		1,775	1,366,750
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%	12/15/27	EUR	2,175	2,719,965
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23		1,975	1,841,688
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.500%	11/01/23		1,500	1,511,250
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22		1,150	675,625

					24,592,908

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		325	330,197

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		2,905	2,827,056

Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		2,100	2,202,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,300	1,305,200
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		2,750	2,853,125

					9,187,756

Software — 0.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		2,500	2,503,125
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		6,150	6,476,749

					8,979,874

Telecommunications — 1.6%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	3,905,852
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20		3,000	3,041,250
CommScope Technologies Finance LLC, Gtd. Notes, 144A	6.000%	06/15/25		1,225	1,288,933
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		2,275	2,317,656
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		2,050	2,039,750
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250%	09/30/20		1,500	1,486,875
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25		2,000	1,562,500
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21		3,500	3,552,500
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		3,275	3,872,688
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20		650	693,875
Veon Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950%	06/16/24		3,500	3,514,000
Wind Tre Spa, 144A	2.625%	01/20/23	EUR	1,375	1,587,642
Wind Tre Spa, 144A	3.125%	01/20/25	EUR	3,000	3,426,028

					32,289,549

Textiles — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	106,560
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		3,425	3,497,781

					3,604,341

Transportation — 0.3%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550%	09/22/19		2,450	2,444,725
Moby SpA (Italy), Sr. Sec’d. Notes, 144A(a)	7.750%	02/15/23	EUR	3,000	3,538,439

					5,983,164

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		450	451,404

Water — 0.2%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%	10/10/24		3,015	3,060,225

TOTAL CORPORATE BONDS (cost $647,313,603)					666,481,629

MUNICIPAL BONDS — 0.7%
California — 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		550	792,709
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39		3,610	4,551,344
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45		585	854,053
University of California, BABs, Revenue Bonds	5.770%	05/15/43		390	496,400

University of California, Taxable, Revenue Bonds, Series AP	3.931%		05/15/45	625	632,069
University of California, Taxable, Revenue Bonds, Series J	4.131%		05/15/45	675	693,090

					8,019,665

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%		11/01/50	1,190	1,567,515

Illinois — 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%		01/01/40	360	486,990

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,000	3,032,400
Rutgers State University, BABs, Revenue Bonds	5.665%		05/01/40	200	238,724

					3,271,124

New York — 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%		06/15/44	400	539,352

Ohio — 0.0%
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	180	193,201

Texas — 0.0%
City of San Antonio Electric and Gas Systems, Taxable, Revenue Bonds	4.427%		02/01/42	120	131,836

TOTAL MUNICIPAL BONDS (cost $13,736,283)					14,209,683

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	1.771	%(c)	05/26/37	2,409	2,385,042
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.325	%(c)	09/26/45	3,230	3,320,727
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	1.751	%(c)	03/27/36	11,196	11,082,920
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	1.731	%(c)	05/27/36	2,637	2,609,771
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500	%(cc)	01/27/30	2,648	2,643,051
Bayview Opportunity Master Fund Iiib Trust, Series 2017-CRT2, Class M, 144A, 1 Month LIBOR + 2.000%	3.567	%(c)	11/25/27	863	863,353
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.717	%(c)	10/25/28	1,622	1,624,643
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.261	%(c)	10/25/27	1,116	1,117,790
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	3.674	%(cc)	02/25/37	194	193,140
CHI Mortgage Pass-through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	3,999	3,223,746
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57	5,608	5,723,431
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	2,378	2,342,505
CIM Trust, Series 2017-8, Class A1, 144A	3.000	%(cc)	12/25/65	5,340	5,344,515
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.861	%(c)	10/25/27	2,000	2,244,961

GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37		2,759	2,731,685
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37		1,670	1,634,829
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	10/26/36		3,872	3,832,969
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	10/26/36		1,400	1,340,195
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.721	%(cc)	07/25/35		182	184,891
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	1.766	%(c)	08/25/46		3,902	3,726,731
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	04/01/22		2,381	2,382,274
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		8,124	8,117,819
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		7,217	7,214,521
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	%(c)	09/01/22		2,625	2,628,923
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.218	%(c)	11/01/22		2,826	2,825,506
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.118	%(c)	12/01/22		1,189	1,184,551
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.455	%(cc)	12/25/33		771	765,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	3.448	%(cc)	12/25/34		158	160,442

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $81,106,678)						83,450,122

SOVEREIGN BONDS — 6.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		2,800	2,734,228
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		7,175	7,652,137
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	1,064	1,532,120
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	139	198,228
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%		01/15/27	EUR	3,970	4,997,003
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%		02/15/28		6,070	6,161,050
Bundesrepublik Deutschland Bundesanleihe (Germany), Unsec’d. Notes	0.500%		02/15/25	EUR	2,150	2,698,722
Costa Rica Government International Bond (Costa Rica), Unsec’d. Notes	4.370%		05/22/19		2,000	2,022,220
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,075	6,594,412
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		1,300	1,411,150
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/29	EUR	1,100	1,325,911
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/31	EUR	1,330	1,565,590
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/32	EUR	1,355	1,577,671
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/39	EUR	1,100	1,255,929

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/35	EUR	705	812,126
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%		07/17/34	EUR	4,500	5,723,778
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	6.140%		04/14/28	EUR	2,000	2,779,832
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	3,425	4,516,863
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		9,470	10,426,470
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,975	4,183,040
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	775	1,123,329
Ivory Coast Government International Bond (Cote d’lvoire), Sr. Unsec’d. Notes, 144A	5.125%		06/15/25	EUR	2,250	3,042,964
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		1,800	1,798,002
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.875%		04/20/21		2,000	1,947,730
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.875%		11/13/19		4,000	3,945,556
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		07/21/20		600	592,752
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		200	197,723
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		200	197,119
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18		6,000	5,999,508
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		5,000	5,003,500
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		17,515	18,824,597
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	2,215	3,229,884
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23		600	618,000
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		1,050	1,179,160
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.750%		05/10/18		2,000	2,010,600
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20		2,500	2,469,030
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/20/19		3,000	2,984,778
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		1,000	983,581
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,450	1,519,455
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/26		4,135	4,419,240

TOTAL SOVEREIGN BONDS (cost $124,934,650)						132,254,988

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds(h)(k)	2.500%		02/15/45		38,760	35,609,236
U.S. Treasury Bonds(h)(k)	2.500%		05/15/46		4,110	3,760,650
U.S. Treasury Bonds	2.750%		08/15/47		200	192,297

U.S. Treasury Bonds	2.875%		11/15/46		255	251,663
U.S. Treasury Bonds(k)	3.000%		02/15/47		3,100	3,135,723
U.S. Treasury Notes(k)	2.250%		11/15/27		8,735	8,383,212
U.S. Treasury Notes	0.750%		07/31/18		250	248,867
U.S. Treasury Notes	1.750%		06/30/22		355	344,087
U.S. Treasury Notes	1.875%		12/31/19		255	253,725
U.S. Treasury Notes	1.875%		12/15/20		85	84,030
U.S. Treasury Notes	1.875%		04/30/22		2,040	1,990,753
U.S. Treasury Notes	2.125%		06/30/22		285	280,714
U.S. Treasury Notes(k)	2.250%		08/15/27		1,460	1,402,113
U.S. Treasury Notes	2.375%		01/31/23		8,500	8,439,570
U.S. Treasury Notes(k)	2.500%		05/15/24		7,000	6,946,953
U.S. Treasury Notes	2.500%		01/31/25		7,985	7,902,343
U.S. Treasury Strips Coupon(k)	2.143	%(s)	11/15/28		1,820	1,340,709
U.S. Treasury Strips Coupon(k)	2.174	%(s)	05/15/29		4,420	3,206,689
U.S. Treasury Strips Coupon(k)	2.783	%(s)	08/15/29		2,100	1,511,961
U.S. Treasury Strips Coupon(k)	2.878	%(s)	05/15/31		2,100	1,432,648
U.S. Treasury Strips Coupon(k)	3.042	%(s)	11/15/35		4,200	2,494,868
U.S. Treasury Strips Coupon(k)	3.202	%(s)	08/15/40		4,200	2,157,182

TOTAL U.S. TREASURY OBLIGATIONS (cost $91,967,304)						91,369,993

				Shares
COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)*(a) (cost $2,719,465)					66,217	2,355,339

TOTAL LONG-TERM INVESTMENTS (cost $1,823,479,750)						1,863,516,667

SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MUTUAL FUNDS — 11.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)					181,449,548	181,449,548
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $55,105,792; includes $55,030,687 of cash collateral for securities on loan)(b)(w)					55,105,390	55,110,900

TOTAL AFFILIATED MUTUAL FUNDS (cost $236,555,340)						236,560,448

				Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 0.2%
Hellenic Republic Government International Treasury Bill	1.376%(s)		03/02/18	EUR	100	124,036
Hellenic Republic Government International Treasury Bill	1.427%(s)		03/16/18	EUR	900	1,115,808
Hellenic Republic Government International Treasury Bill	1.492%(s)		03/09/18	EUR	1,800	2,232,747

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,295,930)						3,472,591

OPTIONS PURCHASED~* — 0.3% (cost $8,613,008)						7,142,186

TOTAL SHORT-TERM INVESTMENTS (cost $248,464,278)						247,175,225

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 102.9% (cost $2,071,944,028)	2,110,691,892

OPTIONS WRITTEN~* — (0.4)%
(premiums received $10,138,386)	(7,967,928)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.5% (cost $2,061,805,642)	2,102,723,964
Liabilities in excess of other assets(z) — (2.5)%	(51,718,921)

NET ASSETS — 100.0%	$2,051,005,043

See the Glossary for abbreviations are used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $16,341,599 and 0.8% of net assets.
~	See tables subsequent to the Schedule of Investments for options detail.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,500,673; cash collateral of $55,030,687 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2018.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

Exchange-Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
90 Day Sterling Futures	Call	04/13/18	GBP	99.38	900	GBP	1,125	$11,980
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	900	GBP	1,125	—
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	99.50	533	GBP	666	11,824
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	99.88	533	GBP	666	85,138

								$108,942

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	2,200	$409,265
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	1,000	26,005
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	1,000	1,852
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	25,000	4,814
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		60,000	14,713
Currency Option USD vs CAD	Call	Bank of America	01/30/19	1.50	—		30,000	36,423
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.30	—		30,000	533,235
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		30,000	672,259
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		30,000	7,727
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		30,000	568,926
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		7,500	67,976
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		7,500	4,500
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	30.00	—		30,000	33,520
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		3,900	309,582
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/20/19	22.00	—		30,000	1,618,901
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		30,000	33,173
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		30,000	50,519
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		30,000	27,919
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		30,000	1,806,697
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	38,000	357,026
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	1,000	2,194
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		7,500	55,875
Currency Option USD vs SAR	Put	Morgan Stanley	11/08/19	3.50	—		30,000	59,468

								$6,702,569

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive		Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		1.35%	1.35%	(S)	3 Month LIBOR(Q)		523,630	$84,607
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		2.00%	2.00%	(S)	3 Month LIBOR(Q)		523,630	4,255
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18		$108.00	5.00%	(Q)	CDX.NA.HY.29.V1(Q)		27,930	110,702
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18		$108.50	5.00%	(Q)	CDX.NA.HY.29.V1(Q)		27,930	39,261
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	03/21/18		$108.00	5.00%	(Q)	CDX.NA.HY.29.V1(Q)		21,000	85,767
iTraxx.XO.28.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18	EUR	212.50	5.00%	(Q)	iTraxx.XO.28.V1(Q)	EUR	16,760	4,177
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	02/21/18	EUR	312.50	iTraxx.XO.28.V1	(Q)	5.00%(Q)	EUR	4,970	1,906

											$330,675

Total Options Purchased											$7,142,186

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
90 Day Sterling Futures	Call	04/13/18	GBP	99.50	900	GBP	1,125	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	900	GBP	1,125	(7,987)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.63	533	GBP	666	(23,649)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	99.75	533	GBP	666	(44,934)

								$(76,570)

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	2,200	$(143,547)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	15.00	—	EUR	1,000	(26,643)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	17.00	—	EUR	1,000	(2,215)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	25,000	(508,903)
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/19	4.75	—		30,000	(389,099)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		30,000	(347,516)
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.40	—		60,000	(412,687)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		30,000	(427,215)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		60,000	(530,515)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		7,500	(73,200)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		7,500	(5,480)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		3,900	(148,395)
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/20/19	26.00	—		60,000	(1,374,452)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		30,000	(350,400)
Currency Option USD vs SAR	Call	Morgan Stanley	11/08/19	4.25	—		30,000	(153,377)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		30,000	(695,954)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		60,000	(1,519,361)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	2,200	(12)
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18	14.00	—	EUR	1,000	(3,026)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		7,500	(44,962)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		3,900	(13,808)
Currency Option USD vs SAR	Put	Morgan Stanley	11/08/19	3.75	—		30,000	(267,025)
Hellenic Republic, 3.90%, 01/30/33	Put	Deutsche Bank AG	02/21/18	EUR 86.50	—	EUR	2,000	—

								$(7,437,792)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive		Pay		Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		1.70%	3 Month LIBOR	(Q)	1.70%	(S)		523,630	$(20,918)
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		1.85%	3 Month LIBOR	(Q)	1.85%	(S)		523,630	(42,231)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	02/21/18		$100.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		42,000	(10,993)
CDX.NA.HY.29.V1, 12/20/22	Put	BNP Paribas	02/21/18		$101.50	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		12,750	(3,889)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18		$102.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		27,930	(8,602)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18		$103.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		27,930	(8,398)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	03/21/18		$101.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		21,000	(19,695)
CDX.NA.HY.29.V1, 12/20/22	Put	Credit Suisse First Boston	03/21/18		$102.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		50,000	(53,428)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	06/20/18		$97.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		50,000	(123,528)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18		$98.00	5.00%	(Q)	CDX.NA.HY.29.V1	(Q)		54,445	(149,962)
iTraxx.XO.28.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18	EUR	300.00	5.00%	(Q)	iTraxx.XO.28.V1	(Q)	EUR	16,760	(8,542)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	02/21/18	EUR	350.00	5.00%	(Q)	iTraxx.XO.28.V1	(Q)	EUR	9,935	(2,395)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	02/21/18	EUR	375.00	5.00%	(Q)	iTraxx.XO.28.V1	(Q)	EUR	4,970	(985)

												$(453,566)

Total Options Written												$(7,967,928)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
79	10 Year U.K. Gilt	Mar. 2018	$13,700,213	$(223,573)
5,744	10 Year U.S. Treasury Notes	Mar. 2018	698,344,750	(16,997,681)
1,143	10 Year U.S. Ultra Treasury Notes	Mar. 2018	148,822,172	(4,341,623)
639	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	103,478,062	(2,538,900)

				(24,101,777)

	Short Positions:
1,094	2 Year U.S. Treasury Notes	Mar. 2018	233,278,406	1,316,085
510	5 Year U.S. Treasury Notes	Mar. 2018	58,502,578	945,985
34	10 Year Japanese Bonds	Mar. 2018	46,815,792	167,598
1,132	20 Year U.S. Treasury Bonds	Mar. 2018	167,323,750	5,241,095

				7,670,763

				$(16,431,014)

Securities with a combined market value of $7,615,770 have been segregated with Citigroup Global Markets to cover requirements for open future contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 01/31/2020	Citigroup Global Markets	AUD	5,351	$4,288,398	$4,344,988	$56,590
Brazilian Real,
Expiring 02/02/2018	Barclays Capital Group	BRL	4,097	1,247,946	1,285,823	37,877
Expiring 02/02/2018	Citigroup Global Markets	BRL	6,180	1,862,882	1,939,888	77,006
Expiring 02/02/2018	UBS AG	BRL	4,808	1,452,050	1,509,088	57,038
Expiring 02/02/2018	UBS AG	BRL	4,290	1,296,400	1,346,490	50,090
Expiring 03/02/2018	Bank of America	BRL	19,375	6,096,597	6,062,735	(33,862)
Expiring 03/02/2018	Citigroup Global Markets	BRL	3,616	1,131,106	1,131,648	542
Expiring 04/27/2018	Hong Kong & Shanghai Bank	BRL	4,892	1,538,000	1,521,236	(16,764)
Canadian Dollar, Expiring 04/09/2018	Citigroup Global Markets	CAD	3,871	3,152,277	3,149,276	(3,001)
Expiring 04/09/2018	Citigroup Global Markets	CAD	3,260	2,632,961	2,652,593	19,632
Expiring 04/09/2018	Morgan Stanley	CAD	3,876	3,141,761	3,153,661	11,900
Expiring 04/09/2018	UBS AG	CAD	2,442	1,959,108	1,987,195	28,087
Expiring 07/31/2019	Bank of America	CAD	2,377	1,918,000	1,946,269	28,269
Chilean Peso, Expiring 04/12/2018	Goldman Sachs & Co.	CLP	1,066,612	1,765,535	1,767,726	2,191
Expiring 04/12/2018	Goldman Sachs & Co.	CLP	459,438	755,033	761,438	6,405
Chinese Renminbi, Expiring 04/24/2018	Citigroup Global Markets	CNH	14,265	2,189,263	2,254,291	65,028
Expiring 04/24/2018	Citigroup Global Markets	CNH	3,847	594,600	607,902	13,302
Czech Koruna, Expiring 04/09/2018	Citigroup Global Markets	CZK	49,372	2,349,528	2,434,474	84,946

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/09/2018	Citigroup Global Markets	CZK	49,372	$2,349,528	$2,434,474	$84,946
Expiring 04/09/2018	Deutsche Bank AG	CZK	62,697	2,942,535	3,091,505	148,970
Euro, Expiring 04/26/2018	Citigroup Global Markets	EUR	2,420	3,039,700	3,021,533	(18,167)
Hungarian Forint, Expiring 04/24/2018	Deutsche Bank AG	HUF	1,285,675	5,115,892	5,168,649	52,757
Indian Rupee, Expiring 04/24/2018	Goldman Sachs & Co.	INR	108,989	1,697,511	1,695,399	(2,112)
Expiring 04/24/2018	JPMorgan Chase	INR	292,889	4,537,744	4,556,100	18,356
Expiring 04/24/2018	Morgan Stanley	INR	238,088	3,688,429	3,703,636	15,207
Expiring 04/24/2018	UBS AG	INR	137,592	2,134,947	2,140,345	5,398
Indonesian Rupiah, Expiring 02/12/2018	Deutsche Bank AG	IDR	70,776,533	5,179,023	5,282,194	103,171
Expiring 02/12/2018	Morgan Stanley	IDR	64,429,754	4,708,710	4,808,521	99,811
Expiring 04/16/2018	Barclays Capital Group	IDR	11,699,932	871,958	869,200	(2,758)
Japanese Yen, Expiring 04/26/2018	Citigroup Global Markets	JPY	245,309	2,242,200	2,258,361	16,161
Expiring 04/26/2018	Citigroup Global Markets	JPY	151,650	1,393,300	1,396,116	2,816
Expiring 04/27/2018	Morgan Stanley	JPY	33,734	311,000	310,579	(421)
Expiring 01/29/2021	Citigroup Global Markets	JPY	748,513	7,462,000	7,495,632	33,632
Mexican Peso, Expiring 03/27/2018	Bank of America	MXN	63,229	3,363,347	3,367,270	3,923
Expiring 03/27/2018	Citigroup Global Markets	MXN	61,272	3,080,000	3,263,036	183,036
Expiring 03/27/2018	Citigroup Global Markets	MXN	42,512	2,206,918	2,263,983	57,065
Expiring 03/27/2018	Toronto Dominion	MXN	21,136	1,131,106	1,125,623	(5,483)
Expiring 03/27/2018	UBS AG	MXN	22,919	1,225,092	1,220,551	(4,541)
Expiring 01/29/2019	UBS AG	MXN	40,341	2,041,000	2,039,476	(1,524)
Expiring 01/29/2019	UBS AG	MXN	36,769	1,859,000	1,858,880	(120)
New Taiwanese Dollar, Expiring 02/05/2018	Barclays Capital Group	TWD	35,145	1,203,800	1,206,086	2,286
Expiring 02/05/2018	Morgan Stanley	TWD	65,611	2,219,980	2,251,622	31,642
New Zealand Dollar, Expiring 04/09/2018	UBS AG	NZD	5,436	3,931,737	4,003,233	71,496
Norwegian Krone, Expiring 04/24/2018	Citigroup Global Markets	NOK	45,729	5,836,867	5,947,563	110,696
Philippine Peso, Expiring 03/15/2018	Barclays Capital Group	PHP	63,926	1,262,372	1,243,828	(18,544)
Polish Zloty, Expiring 04/24/2018	Citigroup Global Markets	PLN	12,147	3,568,235	3,634,012	65,777
Expiring 04/24/2018	Deutsche Bank AG	PLN	11,540	3,393,242	3,452,595	59,353
Russian Ruble, Expiring 04/09/2018	Barclays Capital Group	RUB	236,313	4,092,111	4,168,675	76,564
Expiring 04/09/2018	Barclays Capital Group	RUB	100,492	1,744,676	1,772,718	28,042
Singapore Dollar, Expiring 02/13/2018	Barclays Capital Group	SGD	4,142	3,139,124	3,158,551	19,427
Expiring 02/13/2018	BNP Paribas	SGD	5,103	3,842,050	3,890,743	48,693
Expiring 02/13/2018	Citigroup Global Markets	SGD	2,931	2,206,866	2,235,164	28,298

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/13/2018	Citigroup Global Markets	SGD	2,930	$2,206,867	$2,234,471	$27,604
Expiring 02/13/2018	Citigroup Global Markets	SGD	2,930	2,207,006	2,233,767	26,761
Expiring 02/13/2018	Citigroup Global Markets	SGD	2,220	1,696,660	1,692,645	(4,015)
Expiring 02/13/2018	Citigroup Global Markets	SGD	1,757	1,324,203	1,339,325	15,122
South African Rand, Expiring 03/12/2018	Citigroup Global Markets	ZAR	28,242	2,347,350	2,370,239	22,889
Expiring 03/12/2018	Citigroup Global Markets	ZAR	19,913	1,629,143	1,671,254	42,111
Expiring 03/12/2018	Citigroup Global Markets	ZAR	7,240	594,943	607,600	12,657
Expiring 03/12/2018	JPMorgan Chase	ZAR	27,491	2,225,496	2,307,235	81,739
Expiring 03/28/2018	JPMorgan Chase	ZAR	8,945	746,612	748,823	2,211
South Korean Won, Expiring 02/13/2018	Barclays Capital Group	KRW	1,815,905	1,665,357	1,700,800	35,443
Expiring 02/13/2018	Citigroup Global Markets	KRW	1,815,739	1,665,357	1,700,645	35,288
Swedish Krona, Expiring 04/24/2018	Bank of America	SEK	661	82,692	84,323	1,631
Expiring 04/24/2018	Citigroup Global Markets	SEK	24,787	3,141,761	3,163,529	21,768
Swiss Franc, Expiring 04/26/2018	Citigroup Global Markets	CHF	3,601	3,878,250	3,894,429	16,179
Thai Baht, Expiring 02/09/2018	Citigroup Global Markets	THB	95,190	2,955,435	3,039,825	84,390
Expiring 02/09/2018	UBS AG	THB	54,340	1,665,357	1,735,327	69,970

				$168,425,934	$170,716,811	2,290,877

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/09/2018	JPMorgan Chase	AUD	477	$382,095	$384,530	$(2,435)
Expiring 04/09/2018	Toronto Dominion	AUD	6,324	4,959,905	5,095,402	(135,497)
Expiring 04/27/2018	Morgan Stanley	AUD	336	272,000	270,769	1,231
Brazilian Real, Expiring 02/02/2018	Bank of America	BRL	19,375	6,113,911	6,081,288	32,623
Expiring 09/30/2019	JPMorgan Chase	BRL	12,412	3,549,000	3,612,557	(63,557)
Expiring 12/24/2019	JPMorgan Chase	BRL	11,825	3,331,000	3,400,010	(69,010)
British Pound, Expiring 04/24/2018	Citigroup Global Markets	GBP	2,179	2,852,558	3,103,950	(251,392)
Expiring 04/26/2018	UBS AG	GBP	8,391	11,951,365	11,954,269	(2,904)
Chinese Renminbi, Expiring 04/24/2018	Citigroup Global Markets	CNH	14,340	2,180,747	2,266,071	(85,324)
Expiring 04/24/2018	Citigroup Global Markets	CNH	4,016	628,836	634,686	(5,850)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro, Expiring 04/06/2018	Citigroup Global Markets	EUR	1,880	$2,247,532	$2,343,801	$(96,269)
Expiring 04/26/2018	Goldman Sachs & Co.	EUR	12,385	15,428,412	15,463,342	(34,930)
Expiring 04/26/2018	JPMorgan Chase	EUR	1,976	2,465,825	2,467,731	(1,906)
Expiring 04/26/2018	UBS AG	EUR	108,742	135,577,180	135,773,503	(196,323)
Indonesian Rupiah, Expiring 02/12/2018	Barclays Capital Group	IDR	15,527,513	1,140,890	1,158,849	(17,959)
Israeli Shekel, Expiring 04/24/2018	Citigroup Global Markets	ILS	5,341	1,570,881	1,567,976	2,905
Expiring 04/24/2018	Deutsche Bank AG	ILS	13,408	3,936,249	3,936,284	(35)
Japanese Yen, Expiring 04/26/2018	Citigroup Global Markets	JPY	832,688	7,664,735	7,665,880	(1,145)
Expiring 07/31/2018	Citigroup Global Markets	JPY	1,183,896	10,962,000	10,969,547	(7,547)
Mexican Peso, Expiring 03/27/2018	UBS AG	MXN	60,946	3,243,000	3,245,660	(2,660)
Expiring 03/27/2018	UBS AG	MXN	52,690	2,802,000	2,806,014	(4,014)
Expiring 12/24/2019	Citigroup Global Markets	MXN	3,596	169,000	173,772	(4,772)
New Taiwanese Dollar, Expiring 02/05/2018	Citigroup Global Markets	TWD	54,336	1,807,841	1,864,691	(56,850)
Expiring 02/05/2018	UBS AG	TWD	54,336	1,812,424	1,864,691	(52,267)
Expiring 04/16/2018	Barclays Capital Group	TWD	25,651	871,958	883,453	(11,495)
New Zealand Dollar, Expiring 04/09/2018	Citigroup Global Markets	NZD	402	290,607	295,705	(5,098)
Norwegian Krone, Expiring 04/24/2018	Citigroup Global Markets	NOK	25,963	3,310,499	3,376,754	(66,255)
Philippine Peso, Expiring 03/15/2018	Barclays Capital Group	PHP	121,217	2,347,350	2,358,541	(11,191)
Expiring 03/15/2018	Barclays Capital Group	PHP	112,842	2,219,980	2,195,576	24,404
Expiring 03/15/2018	Barclays Capital Group	PHP	68,694	1,373,599	1,336,584	37,015
Expiring 03/15/2018	Barclays Capital Group	PHP	61,502	1,203,800	1,196,657	7,143
Russian Ruble, Expiring 04/09/2018	Barclays Capital Group	RUB	159,579	2,781,700	2,815,050	(33,350)
Expiring 12/24/2019	Goldman Sachs & Co.	RUB	207,704	3,385,000	3,441,176	(56,176)
Saudi Arabian Riyal, Expiring 11/12/2019	Morgan Stanley	SAR	113,400	30,000,000	30,112,584	(112,584)
Singapore Dollar, Expiring 02/13/2018	Citigroup Global Markets	SGD	10,253	7,539,844	7,817,907	(278,063)
South African Rand, Expiring 03/12/2018	Citigroup Global Markets	ZAR	29,502	2,133,992	2,476,052	(342,060)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	27,221	2,185,683	2,284,572	(98,889)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	27,215	2,185,684	2,284,059	(98,375)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	22,059	1,730,813	1,851,364	(120,551)
Expiring 03/12/2018	Morgan Stanley	ZAR	18,956	1,381,740	1,590,893	(209,153)
South Korean Won, Expiring 12/24/2019	Goldman Sachs & Co.	KRW	130,134	122,999	123,667	(668)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc, Expiring 04/26/2018	JPMorgan Chase	CHF	13,591	$14,474,705	$14,700,291	$(225,586)
Turkish Lira, Expiring 12/24/2019	BNP Paribas	TRY	23,277	5,000,000	5,093,700	(93,700)

				$311,589,339	$314,339,858	(2,750,519)

						$(459,642)

Cross currency exchange contracts outstanding at January 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
Expiring 04/06/2018	Buy	BRL	3,308	EUR	911	$(104,533)	Citigroup Global Markets
Expiring 04/06/2018	Buy	ZAR	6,875	EUR	432	36,116	Goldman Sachs & Co.
Expiring 04/06/2018	Buy	EUR	514	ZAR	7,703	(3,059)	Citigroup Global Markets
Expiring 04/09/2018	Buy	CAD	2,740	EUR	1,836	(60,732)	Hong Kong & Shanghai Bank
Expiring 04/09/2018	Buy	EUR	3,602	CAD	5,464	46,785	JPMorgan Chase
Expiring 04/26/2018	Buy	CHF	6,345	EUR	5,490	8,365	Citigroup Global Markets
Expiring 12/30/2019	Buy	EUR	3,269	ZAR	56,766	(45,799)	Deutsche Bank AG

						$(122,857)

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	03/02/18	1.500%(M)	336	$14	$—	$14	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	51	64	—	64	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	40	50	—	50	Goldman Sachs & Co.
Bank of America Prime Mortgage	03/02/18	1.500%(M)	1,158	48	—	48	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	03/02/18	1.500%(M)	735	31	—	31	Goldman Sachs & Co.
Chase Mortgage	03/02/18	1.500%(M)	557	23	—	23	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	03/02/18	1.500%(M)	294	12	—	12	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	359	448	—	448	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	319	398	—	398	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	144	180	—	180	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	94	117	—	117	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	93	116	—	116	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	63	79	—	79	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	56	70	—	70	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/27/18	1.500%(M)	93	116	—	116	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	235	293	—	293	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	116	145	—	145	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	12	15	—	15	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	473	590	—	590	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	417	521	—	521	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	174	217	—	217	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	154	192	—	192	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	139	174	—	174	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	120	150	—	150	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	66	82	—	82	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	81	101	—	101	Goldman Sachs & Co.
GSAMP Home Equity	03/02/18	1.500%(M)	225	9	—	9	Goldman Sachs & Co.
GSAMP Trust	03/02/18	1.500%(M)	149	6	—	6	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	224	280	—	280	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	184	230	—	230	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	145	181	—	181	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.)^:
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	61	$76	$—	$76	Goldman Sachs & Co.
Lehman Home Equity	03/02/18	1.500%(M)	524	22	—	22	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	348	434	—	434	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	143	179	—	179	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	109	136	—	136	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	93	116	—	116	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	82	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	69	86	—	86	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	69	86	—	86	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	41	51	—	51	Goldman Sachs & Co.
Morgan Stanley Home Equity	03/02/18	1.500%(M)	228	9	—	9	Goldman Sachs & Co.
Morgan Stanley ReREMIC	03/02/18	1.500%(M)	328	14	—	14	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	422	18	—	18	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	350	15	—	15	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	279	12	—	12	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	791	33	—	33	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	303	13	—	13	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	245	10	—	10	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	03/02/18	1.500%(M)	731	30	—	30	Goldman Sachs & Co.
Structured Agency Credit Risk	03/02/18	1.500%(M)	434	18	—	18	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	02/27/18	1.500%(M)	149	186	—	186	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	71	89	—	89	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	43	54	—	54	Goldman Sachs & Co.

				$6,741	$—	$6,741

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	750	0.365%	$(56,543)	$16,402	$72,945
AT&T, Inc.	06/20/21	1.000%(Q)	6,540	0.382%	47,134	139,318	92,184
CIT Group, Inc.	06/20/18	5.000%(Q)	2,740	0.070%	175,137	68,566	(106,571)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Eastman Chemical Co.	06/20/21	1.000%(Q)	4,860	0.191%	$46,754	$134,508	$87,754
Ford Motor Co.	06/20/21	5.000%(Q)	8,000	0.505%	1,391,644	1,214,530	(177,114)

					$1,604,126	$1,573,324	$(30,802)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	50,000	$(1,019,251)	$(1,267,372)	$(248,121)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	23,500	$16,756	$312,157	$(295,401)	Credit Suisse First Boston
CMBX.NA.6.AA	05/11/63	1.500%(M)	23,000	16,400	268,547	(252,147)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	20,000	14,261	(669,506)	683,767	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%(M)	9,000	6,417	(4,455)	10,872	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	8,000	5,704	(489,693)	495,397	Credit Suisse First Boston
CMBX.NA.6.AA	05/11/63	1.500%(M)	7,000	4,991	38,818	(33,827)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,500	2,496	44,115	(41,619)	Credit Suisse First Boston

				$67,025	$(500,017)	$567,042

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Argentina Republic	06/20/18	5.000%(Q)	3,970	0.664%	$(90,116)	$(170,257)	$80,141	BNP Paribas

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Argentina Republic	03/20/18	5.000%(Q)	4,400	0.569%	$52,154	$50,786	$1,368	Hong Kong & Shanghai Bank
Hellenic Republic	06/20/22	1.000%(Q)	2,160	2.809%	(150,224)	(372,840)	222,616	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	540	2.809%	(37,556)	(95,850)	58,294	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	1,000	2.923%	(81,119)	(99,155)	18,036	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.080%	(109,030)	(216,250)	107,220	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	7,700	0.573%	131,597	(156,937)	288,534	Barclays Capital Group

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
People’s Republic of China	03/20/22	1.000%(Q)	5,000	0.455%	$113,117	$(79,787)	$192,904	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	3,750	0.379%	13,464	(287,530)	300,994	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	8,000	0.463%	47,559	4,232	43,327	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	1.806%	(360,381)	(1,224,841)	864,460	BNP Paribas
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.434%	125,944	(322,295)	448,239	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.553%	33,058	(83,337)	116,395	JPMorgan Chase
Republic of Italy	09/20/20	1.000%(Q)	12,000	0.677%	113,371	(63,450)	176,821	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%(Q)	1,700	0.242%	35,267	(43,543)	78,810	Deutsche Bank AG
Republic of Turkey	09/20/20	1.000%(Q)	2,000	0.977%	3,580	(148,017)	151,597	Barclays Capital Group
United Mexico States Government	12/20/20	1.000%(Q)	7,000	0.560%	94,522	(123,938)	218,460	Goldman Sachs & Co.

					$25,323	$(3,262,752)	$3,288,075

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
JPY	5,773,000	3 Month JPY LIBOR minus 52 bps(Q)		50,724	3 Month LIBOR(Q)	UBS AG	11/10/18	$1,862,272	$—	$1,862,272
	50,724	3 Month LIBOR(Q)	JPY	5,773,000	3 Month JPY LIBOR minus 57.25 bps(Q)	UBS AG	11/10/19	(1,833,048)	—	(1,833,048)

								$29,224	$—	$29,224

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	9,020	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(88,647)	$(88,647)
EUR	15,305	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(140,699)	(140,699)
EUR	4,510	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	76,341	76,341
EUR	7,450	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	112,339	112,339
GBP	4,985	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	26,052	26,052
GBP	6,770	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(88,917)	(88,917)
GBP	1,415	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(29,334)	(29,334)
GBP	5,155	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(169,307)	229,991	399,298
GBP	1,070	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	37,496	37,496
GBP	575	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	17,712	17,712
GBP	380	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	28,351	28,351
GBP	355	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(21,996)	(21,996)
	11,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	256	(206,100)	(206,356)

					$(169,051)	$(47,411)	$121,640

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	3,585	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	$(1,852)	$(13,871)	$(12,019)
BRL	110,795	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(136,951)	(136,951)
BRL	66,586	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(82,966)	(82,966)
BRL	50,005	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	38,578	38,578
BRL	82,781	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	72,603	72,603
BRL	41,616	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(351,794)	(351,794)
BRL	40,640	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(398,994)	(398,994)
BRL	28,099	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	424,947	424,947
BRL	17,139	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	268,795	268,795

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
BRL	27,101	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	$—	$489,521	$489,521
BRL	55,620	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	1,036,596	1,036,596
BRL	14,961	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(24,078)	(24,078)
BRL	25,174	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(54,262)	(54,262)
BRL	12,919	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	66,464	66,464
BRL	17,286	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	200,968	200,968
BRL	16,970	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	249,372	249,372
CAD	97,210	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(96,871)	(575,244)	(478,373)
CZK	590,905	07/03/22	0.820%(A)	6 Month PRIBOR(2)(S)	—	(1,078,742)	(1,078,742)
CZK	307,115	07/03/27	1.115%(A)	6 Month PRIBOR(1)(S)	—	1,088,808	1,088,808
EUR	5,735	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(8,232)	(5,633)	2,599
EUR	51,315	05/11/20	(0.054%)(A)	6 Month EURIBOR(1)(S)	(131,886)	(43,027)	88,859
EUR	19,750	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(35,852)	149,084	184,936
EUR	22,120	07/03/22	0.182%(A)	6 Month EURIBOR(1)(S)	—	190,686	190,686
EUR	25,335	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(631,563)	(392,479)	239,084
EUR	3,670	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(11,356)	59,314	70,670
EUR	2,530	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(5,355)	14,103	19,458
EUR	2,740	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(3,998)	20,264	24,262
EUR	460	05/11/27	0.736%(A)	6 Month EURIBOR(2)(S)	(5,607)	(10,187)	(4,580)
EUR	11,275	07/03/27	0.795%(A)	6 Month EURIBOR(2)(S)	—	(214,009)	(214,009)
EUR	3,885	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	34,170	133,567	99,397
EUR	2,040	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(488)	11,572	12,060
EUR	2,860	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	105,811	135,766	29,955
EUR	16,020	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	51,156	51,156
EUR	16,020	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(81,656)	(81,656)
EUR	15,360	01/08/33	1.915%(A)	6 Month EURIBOR(2)(S)	—	(88,585)	(88,585)
EUR	2,700	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	169,178	158,172	(11,006)
EUR	430	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	19,085	17,504	(1,581)
EUR	31,515	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	87,135	87,135
EUR	31,515	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(5,748)	(188,657)	(182,909)
EUR	18,530	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	153,500	153,500
EUR	18,530	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(143,657)	(143,657)
EUR	1,960	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	73,990	74,168	178
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,933	19,143	14,210
EUR	10,130	01/10/48	1.829%(A)	6 Month EURIBOR(1)(S)	—	(62,424)	(62,424)
EUR	2,975	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	31,053	31,053
EUR	2,975	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(32,484)	(32,484)
GBP	509,140	02/08/18	0.442%(T)	1 Day SONIA(1)(T)	—	22,693	22,693
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	39,091	63,313	24,222
GBP	8,195	12/07/27	1.350%(S)	6 Month GBP LIBOR(1)(S)	2,646	255,891	253,245
GBP	3,060	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	13,922	13,922
GBP	11,905	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	2,806	(92,798)	(95,604)
GBP	3,680	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(25,658)	(25,658)
GBP	6,665	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	13,061	13,061
JPY	5,153,280	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(62,744)	(288,103)	(225,359)
	154,300	02/08/18	0.884%(S)	3 Month LIBOR(1)(Q)	500	(131,468)	(131,968)
	61,940	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	292	271,834	271,542
	42,075	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	121,264	121,264
	58,600	11/09/18	1.160%(S)	3 Month LIBOR(1)(Q)	(22,227)	414,041	436,268
	116,540	11/17/18	1.080%(A)	1 Day USOIS(1)(T)	412	666,133	665,721
	175,200	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(9,360)	1,296,747	1,306,107
	76,310	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	324	458,710	458,386
	997,765	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	1,672,341	6,387,419	4,715,078
	44,680	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(10,717)	227,400	238,117
	99,170	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(67,559)	477,551	545,110
	61,890	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	632,500	632,500

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
195,680	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	$55,515	$801,931	$746,416
259,390	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	147,404	1,093,649	946,245
92,015	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	24,841	214,339	189,498
30,675	04/04/20	-(3)(S)	-(3)(S)	—	77	77
72,685	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	727,056	937,235	210,179
5,985	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	63,440	167,772	104,332
263,500	05/15/21	2.202%(S)	3 Month LIBOR(1)(Q)	(3,255,762)	2,059,985	5,315,747
72,470	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	433	(1,465,589)	(1,466,022)
79,680	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	476	(1,343,971)	(1,344,447)
363,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	435,959	(6,081,215)	(6,517,174)
191,000	05/31/21	1.980%(S)	3 Month LIBOR(2)(Q)	931	(3,016,106)	(3,017,037)
2,570	07/31/21	2.290%(S)	3 Month LIBOR(1)(Q)	(42,741)	19,740	62,481
91,955	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	755,220	(1,038,223)	(1,793,443)
5,870	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	38	(154,785)	(154,823)
127,355	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(3,541,327)	(3,541,327)
15,925	04/04/22	-(4)(S)	-(4)(S)	—	3,373	3,373
148,940	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	324,582	(3,300,508)	(3,625,090)
167,900	06/30/22	2.020%(S)	3 Month LIBOR(1)(Q)	1,056	3,747,827	3,746,771
10,550	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	116,561	116,561
88,865	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(2,980,982)	(2,980,982)
24,000	04/03/23	2.015%(S)	3 Month LIBOR(1)(Q)	387,010	557,387	170,377
31,205	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(327,954)	(898,651)	(570,697)
16,300	06/20/23	2.604%(S)	3 Month LIBOR(1)(Q)	(423,981)	(13,156)	410,825
101,900	09/24/23	2.903%(S)	3 Month LIBOR(1)(Q)	(4,887,264)	(2,389,618)	2,497,646
51,250	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	430	1,076,643	1,076,213
160	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(181)	3,292	3,473
124,000	11/15/23	2.230%(S)	3 Month LIBOR(1)(Q)	827	2,459,757	2,458,930
22,745	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	56,894	517,932	461,038
25,504	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(46,430)	525,090	571,520
47,110	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(362,554)	924,027	1,286,581
45,915	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(51,777)	854,402	906,179
184,151	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(1,924,561)	5,132,249	7,056,810
14,520	05/15/24	1.956%(S)	3 Month LIBOR(2)(Q)	18,559	(567,357)	(585,916)
28,490	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	827,897	827,897
291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,162,401	8,433,200	7,270,799
89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	2,547,943	2,240,751
98,000	08/15/24	2.559%(S)	3 Month LIBOR(1)(Q)	(1,570,310)	(296,186)	1,274,124
20,260	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(724,752)	(724,752)
56,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(904,581)	(118,149)	786,432
99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	2,161,547	1,897,653
4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	92,116	91,935
44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	1,024,914	1,024,461
9,975	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	136	620,353	620,217
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,354	2,282,535	1,615,181
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	1,979,843	1,941,680
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	394,390	394,390
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,258)	521,646	536,904
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	362,289	362,289
71,755	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(97,145)	(2,372,396)	(2,275,251)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	434,788	434,788
6,290	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	223,554	223,554
24,280	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(819,683)	(1,621,055)	(801,372)
21,875	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(920,071)	(920,071)
4,160	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	(99,865)	160,422	260,287
7,770	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(35,146)	(35,146)
42,995	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(284,412)	(2,860,597)	(2,576,185)
17,310	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	813,801	813,801

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	27,915	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	$(66,107)	$1,192,066	$1,258,173
	20,390	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	1,487,574	2,024,899	537,325
	8,500	02/15/40	3.192%(S)	3 Month LIBOR(1)(Q)	(567,614)	(616,282)	(48,668)
	14,000	02/15/41	2.647%(S)	3 Month LIBOR(1)(Q)	402	330,639	330,237
	5,520	11/15/41	1.869%(S)	3 Month LIBOR(1)(Q)	33,885	949,837	915,952
	31,400	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	204,062	(1,457,188)	(1,661,250)
	7,280	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(356,455)	(356,455)
	1,300	12/12/42	2.590%(S)	3 Month LIBOR(1)(Q)	65,803	55,851	(9,952)
	1,890	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	63,970	63,970
	13,400	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(926,224)	(1,100,956)	(174,732)
	4,000	07/02/45	2.937%(S)	3 Month LIBOR(1)(Q)	222	(93,604)	(93,826)
	3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	809,179	808,961
	3,770	05/11/47	2.570%(S)	3 Month LIBOR(2)(Q)	10,854	(185,807)	(196,661)
	2,685	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	140,734	140,734
	2,410	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	143,286	143,286
	2,225	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	95,308	95,308
	18,970	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(1,471,687)	(2,052,306)	(580,619)
ZAR	257,305	01/09/20	7.000%(Q)	3 Month JIBAR(1)(Q)	—	(2,840)	(2,840)
ZAR	272,740	01/09/21	7.400%(Q)	3 Month JIBAR(2)(Q)	—	(6,090)	(6,090)
ZAR	134,055	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(12,136)	(60,777)	(48,641)
ZAR	67,400	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(73)	162,820	162,893

					$(9,900,671)	$20,438,541	$30,339,212

Securities with a combined market value of $51,783,161 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at January 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement: :
Credit Suisse First Boston Corp.	01/12/41	8,813	Pay monthly variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS.FN30.450.10 Index	$89,496	$(26,911)	$116,407

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,256,593	$—
Collateralized Loan Obligations	—	512,310,117	12,800,000
Consumer Loans	—	50,860,561	—
Home Equity Loans	—	69,484,401	3,534,857
Residential Mortgage-Backed Securities	—	66,955,347	—
Student Loans	—	10,632,634	—
Bank Loans	—	26,857,512	—
Commercial Mortgage-Backed Securities	—	114,702,891	—
Corporate Bonds	—	666,481,629	—
Municipal Bonds	—	14,209,683	—
Residential Mortgage-Backed Securities	—	83,450,122	—
Sovereign Bonds	—	132,254,988	—
U.S. Treasury Obligations	—	91,369,993	—
Common Stock	2,355,339	—	—
Affiliated Mutual Funds	236,560,448	—	—
Foreign Treasury Obligations	—	3,472,591	—
Options Purchased	108,942	7,033,244	—
Options Written	(76,570)	(7,891,358)	—
Other Financial Instruments*
Futures Contracts	(16,431,014)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(459,642)	—
OTC Cross Currency Exchange Contracts	—	(122,857)	—
Centrally Cleared Credit Default Swap Agreements	—	(278,923)	—
OTC Credit Default Swap Agreements	—	2,232	6,741
OTC Currency Swap Agreements	—	29,224	—
Centrally Cleared Inflation Swap Agreements	—	121,640	—
Centrally Cleared Interest Rate Swap Agreements	—	30,339,212	—
OTC Total Return Swap Agreements	—	89,496	—

Total	$222,517,145	$1,877,161,330	$16,341,598

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Home Equity Loans	Asset-Backed Securities - Residential Mortgage-Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Credit Default Swap Agreements
Balance as of 10/31/17	$12,800,000	$—	$2,900,000	$1,312,964	$743,919	$9,337,675	$32,417
Realized gain (loss)	—		—	—	—	—	34,254
Change in unrealized appreciation (depreciation)**	—		—	—	—	—	(59,930)
Purchases/Exchanges/Issuances	—	3,534,857	—	—	—	—	—
Sales/Paydowns	—		—	—	—	—	—
Accrued discounts/premiums	—		—	—	—	—	—
Transfer into Level 3	—		—	—	—	—	—
Transfer out of Level 3	—		(2,900,000)	(1,312,964)	(743,919)	(9,337,675)	—

Balance as of 1/31/18	$12,800,000	$3,534,857	$—	$—	$—	$—	$6,741

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $6,741 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Collateralized Loan Obligations	$12,800,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities - Home Equity Loans	3,534,857	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	6,742	Market Approach	Single Broker Indicative Quote

	$16,341,599

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Residential Mortgage-Backed Securities	$2,900,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$1,312,964	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$743,919	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$9,337,675	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Prudential International Bond Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 91.7%
ASSET-BACKED SECURITIES — 11.3%
Cayman Islands — 1.8%
Silver Creek CLO Ltd. Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.985	%(c)	07/20/30		250	$251,410
West CLO Ltd. Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	5.167	%(c)	10/30/23		250	250,222

						501,632

Netherlands — 5.7%
Babson Euro CLO BV Series 2015-1A, Class A2R, 144A^	1.100%		10/25/29	EUR	250	310,389
Jubilee CDO BV Series 2017-19A, Class A1, 144A, 3M EURIBOR + 0.800%	0.800	%(c)	07/15/30	EUR	250	311,518
North Westerly CLO BV Series IV-A, Class A2R, 144A	1.250%		01/15/26	EUR	250	310,111
St. Paul’s CLO DAC Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	500	621,378

						1,553,396

United Kingdom — 3.4%
Carlyle Global Market Strategies Euro Series 14-2A, Class A, 144A	2.250%		08/15/27	EUR	750	931,800

United States — 0.4%
OneMain Direct Auto Receivables Trust Series 2017-1A, Class C, 144A	3.910%		08/16/21		100	98,914

TOTAL ASSET-BACKED SECURITIES (cost $2,820,808)						3,085,742

CORPORATE BONDS — 25.2%
Australia — 0.5%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000%		08/28/25	EUR	100	130,678

Brazil — 0.5%
Petrobras Global Finance BV, Gtd. Notes	3.750%		01/14/21	EUR	100	133,049

China — 0.9%
State Grid Europe Development PLC, Gtd. Notes	1.500%		01/26/22	EUR	200	254,497

Germany — 3.1%
Allianz SE, Sub. Notes	5.625%		10/17/42	EUR	200	300,737
Commerzbank AG, Sub. Notes, EMTN	7.750%		03/16/21	EUR	100	151,326
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%	3.750%		09/15/26	EUR	100	133,778
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500%		09/30/24	EUR	100	125,118
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000%		01/15/25	EUR	100	131,096

						842,055

Ireland — 0.5%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750%		02/01/25	EUR	100	131,130

Italy — 0.5%
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	3.250%		01/16/23	EUR	100	136,001

Mexico — 0.5%
Petroleos Mexicanos, Gtd. Notes	5.500%		02/24/25	EUR	100	147,745

Netherlands — 1.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200%		03/31/25	CAD	200	183,197

UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000%	01/15/27	EUR	100	130,383
Ziggo Secured Finance BV, Sr. Sec’d. Notes	3.750%	01/15/25	EUR	100	128,036

					441,616

Norway — 0.5%
Silk Bidco AS, Sr. Sec’d. Notes	7.500%	02/01/22	EUR	100	128,521

Russia — 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.389%	03/20/20	EUR	100	130,966

Spain — 1.0%
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375%	05/23/22	EUR	100	132,147
NH Hotel Group SA, Sr. Sec’d. Notes	3.750%	10/01/23	EUR	100	130,829

					262,976

Supranational Bank — 0.4%
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	10/26/23	AUD	160	111,226

United Kingdom — 5.6%
Arrow Global Finance PLC, Sr. Sec’d. Notes	5.125%	09/15/24	GBP	100	144,825
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%	02/01/22	GBP	100	146,670
Barclays PLC, Sub. Notes, EMTN	2.625%	11/11/25	EUR	150	195,043
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250%	02/28/47	GBP	100	144,824
EI Group PLC, First Mortgage	6.375%	02/15/22	GBP	100	151,214
FCE Bank PLC, Sr. Unsec’d. Notes, EMTN	1.615%	05/11/23	EUR	150	192,372
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000%	03/08/23	EUR	100	130,105
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	80	126,585
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500%	01/15/25	GBP	90	133,217
William Hill PLC, Gtd. Notes	4.875%	09/07/23	GBP	100	149,794

					1,514,649

United States — 9.1%
Adient Global Holdings Ltd., Gtd. Notes	3.500%	08/15/24	EUR	100	127,924
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	125,060
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	100	140,848
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368%	06/06/19	EUR	100	124,691
Belden, Inc., Gtd. Notes	4.125%	10/15/26	EUR	100	132,958
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750%	12/15/24	EUR	100	132,460
Discovery Communications LLC, Gtd. Notes	2.500%	09/20/24	GBP	100	140,186
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%	07/15/24	EUR	100	122,894
Hanesbrands Finance Luxembourg SCA, Gtd. Notes	3.500%	06/15/24	EUR	100	134,094
International Game Technology PLC, Sr. Sec’d. Notes	4.750%	02/15/23	EUR	100	139,359
Kraft Heinz Foods Co., Gtd. Notes	2.250%	05/25/28	EUR	100	126,083
LKQ Italia Bondco SpA, Gtd. Notes	3.875%	04/01/24	EUR	100	133,219
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%	12/02/22	EUR	100	126,049
Quintiles IMS, Inc., Gtd. Notes	3.500%	10/15/24	EUR	100	128,268
Spectrum Brands, Inc., Gtd. Notes	4.000%	10/01/26	EUR	100	132,607
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400%	01/23/26	EUR	100	124,367
Xylem, Inc., Sr. Unsec’d. Notes	2.250%	03/11/23	EUR	100	132,866
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414%	12/13/22	EUR	100	127,015
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%	12/13/26	EUR	100	129,535

					2,480,483

TOTAL CORPORATE BONDS (cost $5,850,340)					6,845,592

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.753	%(c)	03/17/39	GBP	86	113,006
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57		84	85,297
Newgate Funding PLC (United Kingdom), Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	0.739	%(c)	12/01/50	GBP	159	212,934
Newgate Funding PLC (United Kingdom), Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%	0.676	%(c)	12/15/50	GBP	100	130,864
Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1A, 3 Month GBP LIBOR + 0.480%	1.006	%(c)	11/15/38	GBP	100	134,038
Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.151	%(c)	11/15/38	EUR	100	118,923
Paragon Mortgages PLC (United Kingdom), Series10X, Class B1A, 3 Month GBP LIBOR + 0.540%	1.056	%(c)	06/15/41	GBP	108	146,561
Ripon (United Kingdom), Series 2017-1A, Class B1 3 Month GBP LIBOR + 1.200%	1.726	%(c)	08/20/56	GBP	100	142,549
RMAC Securities PLC (United Kingdom), Series 2006-NS3X, Class M1C	0.000	%(cc)	06/12/44	EUR	68	80,490

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,031,263)						1,164,662

SOVEREIGN BONDS — 50.9%
Argentina — 1.4%
Argentine Republic Government International Bond, Unsec’d. Notes	5.000%		01/15/27	EUR	100	125,869
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.250%		01/15/28	EUR	100	126,152
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375%		01/20/23	EUR	100	131,304

						383,325

Belgium — 3.2%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000%		03/28/22	EUR	600	870,925

Brazil — 1.5%
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	300	397,162

Bulgaria — 1.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	2.950%		09/03/24	EUR	260	367,585

Canada — 0.7%
Province of British Columbia, Unsec’d. Notes	7.875%		11/30/23	CAD	200	203,704

Colombia — 1.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	200	288,538

Cyprus — 2.5%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	485	677,440

France — 2.1%
French Republic Government Bond OAT, Bonds	2.750%		10/25/27	EUR	400	584,542

Greece — 3.7%
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/23	EUR	50	62,668
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/24	EUR	125	154,503
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/25	EUR	85	104,349
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/26	EUR	45	54,921
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/27	EUR	195	235,490
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/28	EUR	60	72,799
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/29	EUR	50	60,269
Hellenic Republic Government Bond, Bonds	3.000	%(cc)	02/24/31	EUR	140	164,799
Hellenic Republic Government Bond, Bonds	—	%(p)	10/15/42	EUR	4,155	28,218
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	60	79,128

						1,017,144

Hungary — 0.5%
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	100	126,679

Indonesia — 1.7%
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	200	289,891
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	EUR	140	183,625

						473,516

Ireland — 0.8%
Ireland Government Bond, Bonds	2.400%		05/15/30	EUR	150	210,440

Israel — 0.5%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500%		01/18/27	EUR	100	126,266

Italy — 6.5%
Italy Buoni Poliennali del Tesoro, Bonds	3.750%		09/01/24	EUR	640	912,912
Italy Buoni Poliennali del Tesoro, Bonds	4.500%		03/01/26	EUR	455	682,706
Italy Buoni Poliennali del Tesoro, Bonds	2.050%		08/01/27	EUR	140	174,376

						1,769,994

Mexico — 1.0%
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	200	270,246

Norway — 1.1%
Kommunalbanken AS, Sr. Unsec’d. Notes, EMTN	5.320%	03/05/18	NZD	400	295,575

Peru — 1.1%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750%	03/01/30	EUR	200	299,898

Portugal — 3.9%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	5.650%	02/15/24	EUR	390	614,932
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	300	437,456

					1,052,388

Romania — 1.0%
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN	3.875%	10/29/35	EUR	100	135,656
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%	04/19/27	EUR	100	127,260

					262,916

South Korea — 1.4%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN^	4.460%	09/26/19	NZD	200	150,710
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	2.000%	04/30/20	EUR	100	129,024
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	3.500%	07/28/21	NZD	150	110,492

					390,226

Spain — 7.2%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	160	135,827
Spain Government Bond, Sr. Unsec’d. Notes, 144A	4.650%	07/30/25	EUR	870	1,365,722
Spain Government Bond, Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	EUR	265	329,547
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	1,000	126,564

					1,957,660

Turkey — 0.8%
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	90	21,233
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125%	04/11/23	EUR	155	208,558

					229,791

United Kingdom — 5.7%
United Kingdom Gilt, Bonds(k)	4.250%	03/07/36	GBP	800	1,553,713

United States — 0.1%
Indonesia Government AID Bond, Gov’t. Gtd. Notes	8.900%	06/01/21		18	19,860

TOTAL SOVEREIGN BONDS (cost $11,821,248)					13,829,533

TOTAL LONG-TERM INVESTMENTS (cost $21,523,659)					24,925,529

SHORT-TERM INVESTMENTS — 5.9%
	Shares
AFFILIATED MUTUAL FUND — 5.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,522,606)(w)	1,522,606	1,522,606

OPTIONS PURCHASED~ * — 0.3% (cost $96,198)		71,760

TOTAL SHORT-TERM INVESTMENTS (cost $1,618,804)		1,594,366

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.6% (cost $23,142,463)		26,519,895

OPTIONS WRITTEN~ * — (0.2)% (premiums received $81,882)		(53,469)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.4% (cost $23,060,581)		26,466,426

Other assets in excess of liabilities(z) — 2.6%		710,820

NET ASSETS — 100.0%		$27,177,246

See	the Glossary for abbreviations used in the quarterly schedule of holdings:

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $450,578 and 1.7% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#	Value
1- Year Short Sterling Mid-Curve Futures	Put	5/11/2018	GBP	98.50	5	GBP 6	$111
1- Year Short Sterling Mid-Curve Futures	Put	5/11/2018	GBP	98.88	5	GBP 6	799

							$910

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	100	$18,603
Currency Option EUR vs TRY	Call	BNP Paribas	02/26/18	6.00	—	EUR	500	3
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	500	22,704
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	400	988
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		750	1,181
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		500	2,700
Currency Option USD vs BRL	Call	BNP Paribas	02/26/18	5.50	—		1,000	—
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		300	2,719
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		300	219
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		200	15,645
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		300	552

								$65,314

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.35%	1.35%	(S)	3 Month LIBOR(Q)		5,010	$41
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	2.00%	2.00%	(S)	3 Month LIBOR(Q)		5,010	810
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR	(S)	1.25%(S)	JPY	15,000	4,685

										$5,536

Total Options Purchased										$71,760

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1- Year Short Sterling Mid-Curve Futures	Put	5/11/2018	GBP	98.63	5	GBP	6	$(221)
1- Year Short Sterling Mid-Curve Futures	Put	5/11/2018	GBP	98.75	5	GBP	6	(421)

								$(642)

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	100	$(6,525)
Currency Option EUR vs TRY	Call	Citigroup Global Markets	02/26/18	6.00	—	EUR	500	(3)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	500	(22,704)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	400	(988)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		750	(1,181)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		500	(2,700)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	02/26/18	5.50	—		500	—
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		300	(2,719)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		300	(219)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		200	(7,482)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	100	(1)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		300	(552)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		200	(2,464)
Hellenic Republic, 3.900, 01/30/33	Put	Deutsche Bank AG	02/21/18	86.5		EUR	50,000	—

								$(47,538)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.70%	3 MONTH LIBOR(Q)	1.7%(S)		5,010	$(200)
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.85%	3 MONTH LIBOR(Q)	1.85%(S)		5,010	(404)
10 Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	15,000	(4,685)

									$(5,289)

Total Options Written									$(53,469)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	2 Year U.S. Treasury Notes	Mar. 2018	$213,234	$(328)
39	5 Year U.S. Treasury Notes	Mar. 2018	4,473,727	(75,075)
5	10 Year Australian Treasury Bonds	Mar. 2018	4,006,042	(10,305)
5	10 Year U.K. Gilt	Mar. 2018	867,102	(15,846)
1	10 Year U.S. Ultra Treasury Notes	Mar. 2018	130,203	(3,797)
45	10 Year U.S. Treasury Notes	Mar. 2018	5,471,016	(130,414)
2	30 Year Euro Buxl	Mar. 2018	401,619	(12,614)
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	2,267,125	(59,859)
3	Euro-BTP Italian Government Bond	Mar. 2018	506,481	(13,036)

				(321,274)

	Short Positions:
13	5 Year Euro-Bobl	Mar. 2018	2,105,495	25,924
12	10 Year Euro-Bund	Mar. 2018	2,366,210	47,191
9	20 Year U.S. Treasury Bonds	Mar. 2018	1,330,313	40,687
79	Euro Schatz. DUA Index	Mar. 2018	10,966,664	33,094

				146,896

				$(174,378)

Cash and foreign currency of $339,880 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 02/16/18	Goldman Sachs & Co.	ARS	2,616	$133,924	$132,203	$(1,721)
Australian Dollar, Expiring 04/09/18	Barclays Capital Group	AUD	19	15,000	14,934	(66)
Expiring 04/09/18	Morgan Stanley	AUD	50	40,000	39,934	(66)
Expiring 04/27/18	Citigroup Global Markets	AUD	33	25,584	26,534	950
Brazilian Real, Expiring 02/02/18	Barclays Capital Group	BRL	98	29,400	30,709	1,309
Expiring 02/02/18	Barclays Capital Group	BRL	133	40,611	41,835	1,224
Expiring 02/02/18	Citigroup Global Markets	BRL	113	34,000	35,571	1,571
Expiring 02/02/18	Citigroup Global Markets	BRL	123	38,000	38,672	672
Expiring 02/02/18	Citigroup Global Markets	BRL	287	86,522	90,080	3,558
Expiring 02/02/18	UBS AG	BRL	156	47,228	49,073	1,845
Expiring 03/02/18	Bank of America	BRL	911	286,719	285,126	(1,593)
Expiring 03/02/18	Citigroup Global Markets	BRL	58	18,470	18,260	(210)
Expiring 03/02/18	Citigroup Global Markets	BRL	110	34,405	34,421	16
Expiring 07/31/18	UBS AG	BRL	220	65,859	67,610	1,751
Expiring 09/28/18	JPMorgan Chase	BRL	99	30,000	30,367	367
Expiring 04/30/19	JPMorgan Chase	BRL	95	28,000	28,298	298
Expiring 04/30/19	JPMorgan Chase	BRL	98	28,206	29,118	912
British Pound, Expiring 04/26/18	UBS AG	GBP	29	41,970	41,906	(64)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar, Expiring 04/09/18	Bank of America	CAD	24	$19,086	$19,237	$151
Expiring 04/09/18	Barclays Capital Group	CAD	61	50,000	49,869	(131)
Expiring 04/09/18	Barclays Capital Group	CAD	77	62,000	62,795	795
Expiring 04/09/18	Citigroup Global Markets	CAD	101	81,922	82,533	611
Expiring 04/09/18	Citigroup Global Markets	CAD	117	95,553	95,462	(91)
Expiring 04/09/18	JPMorgan Chase	CAD	20	16,000	15,985	(15)
Expiring 04/09/18	Morgan Stanley	CAD	118	95,563	95,926	363
Chilean Peso, Expiring 04/12/18	Goldman Sachs & Co.	CLP	16,783	27,581	27,815	234
Expiring 04/12/18	Goldman Sachs & Co.	CLP	33,172	54,909	54,977	68
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	230	35,500	36,294	794
Expiring 04/24/18	Citigroup Global Markets	CNH	326	51,073	51,548	475
Expiring 04/24/18	Citigroup Global Markets	CNH	444	68,088	70,110	2,022
Expiring 04/24/18	JPMorgan Chase	CNH	114	18,000	18,025	25
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	53,645	18,700	18,852	152
Expiring 03/16/18	Citigroup Global Markets	COP	98,438	34,437	34,594	157
Expiring 03/16/18	Citigroup Global Markets	COP	109,261	38,250	38,398	148
Expiring 03/16/18	Citigroup Global Markets	COP	119,000	40,000	41,820	1,820
Expiring 03/16/18	Citigroup Global Markets	COP	128,756	45,000	45,249	249
Expiring 03/16/18	Citigroup Global Markets	COP	150,938	50,000	53,044	3,044
Expiring 03/16/18	Citigroup Global Markets	COP	163,222	54,650	57,361	2,711
Expiring 03/16/18	Goldman Sachs & Co.	COP	194,870	68,810	68,483	(327)
Czech Koruna, Expiring 04/09/18	Citigroup Global Markets	CZK	1,483	70,578	73,130	2,552
Expiring 04/09/18	Citigroup Global Markets	CZK	1,483	70,578	73,130	2,552
Danish Krone, Expiring 04/24/18	Barclays Capital Group	DKK	3	420	426	6
Egyptian Pound, Expiring 10/11/18	Citigroup Global Markets	EGP	1,270	68,150	68,834	684
Euro, Expiring 04/26/18	Bank of America	EUR	500	628,405	624,618	(3,787)
Expiring 04/26/18	Hong Kong & Shanghai Bank	EUR	600	741,447	749,143	7,696
Expiring 04/26/18	UBS AG	EUR	39	48,631	48,474	(157)
Expiring 04/30/19	Citigroup Global Markets	EUR	23	29,589	29,575	(14)
Hungarian Forint, Expiring 04/24/18	Deutsche Bank AG	HUF	37,372	148,708	150,241	1,533

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee, Expiring 04/24/18	Citigroup Global Markets	INR	2,631	$41,000	$40,923	$(77)
Expiring 04/24/18	Goldman Sachs & Co.	INR	4,417	68,795	68,709	(86)
Expiring 04/24/18	JPMorgan Chase	INR	11,870	183,901	184,644	743
Expiring 04/24/18	Morgan Stanley	INR	9,649	149,481	150,097	616
Expiring 04/24/18	UBS AG	INR	2,698	42,000	41,975	(25)
Expiring 04/24/18	UBS AG	INR	5,576	86,523	86,741	218
Indonesian Rupiah, Expiring 02/12/18	Citigroup Global Markets	IDR	272,540	20,000	20,340	340
Expiring 02/12/18	Citigroup Global Markets	IDR	300,300	22,000	22,412	412
Expiring 02/12/18	Citigroup Global Markets	IDR	786,069	57,503	58,666	1,163
Expiring 02/12/18	Morgan Stanley	IDR	3,093,994	226,118	230,911	4,793
Expiring 04/16/18	Barclays Capital Group	IDR	363,869	27,118	27,032	(86)
Expiring 04/16/18	Barclays Capital Group	IDR	912,237	67,900	67,771	(129)
Israeli Shekel, Expiring 04/24/18	Morgan Stanley	ILS	58	17,000	16,962	(38)
Japanese Yen, Expiring 04/26/18	Citigroup Global Markets	JPY	6,182	56,800	56,915	115
Expiring 04/26/18	Citigroup Global Markets	JPY	7,527	68,800	69,296	496
Expiring 04/26/18	Morgan Stanley	JPY	4,664	43,000	42,942	(58)
Malaysian Ringgit, Expiring 02/26/18	Barclays Capital Group	MYR	187	45,580	48,046	2,466
Expiring 02/26/18	Barclays Capital Group	MYR	197	48,181	50,485	2,304
Mexican Peso, Expiring 03/27/18	Bank of America	MXN	1,940	103,186	103,306	120
Expiring 03/27/18	Citigroup Global Markets	MXN	1,322	68,638	70,411	1,773
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	127,131	7,131
Expiring 03/27/18	Morgan Stanley	MXN	963	51,000	51,286	286
Expiring 03/27/18	Toronto Dominion	MXN	643	34,405	34,238	(167)
Expiring 03/27/18	UBS AG	MXN	2,015	107,726	107,326	(400)
Expiring 01/29/19	UBS AG	MXN	1,879	95,000	94,991	(9)
Expiring 01/29/19	UBS AG	MXN	2,075	105,000	104,918	(82)
New Taiwanese Dollar, Expiring 02/05/18	Barclays Capital Group	TWD	1,632	55,900	56,006	106
Expiring 02/05/18	Citigroup Global Markets	TWD	735	25,000	25,234	234
Expiring 02/05/18	Citigroup Global Markets	TWD	2,297	78,000	78,831	831
Expiring 02/05/18	Citigroup Global Markets	TWD	2,893	98,000	99,279	1,279
Expiring 02/05/18	Deutsche Bank AG	TWD	9,034	308,583	310,016	1,433
Expiring 02/05/18	JPMorgan Chase	TWD	1,343	45,000	46,105	1,105
Expiring 02/05/18	UBS AG	TWD	871	29,000	29,876	876
New Zealand Dollar, Expiring 04/09/18	BNP Paribas	NZD	18	12,900	13,054	154
Expiring 04/09/18	Morgan Stanley	NZD	31	23,000	22,837	(163)
Norwegian Krone, Expiring 04/24/18	Citigroup Global Markets	NOK	1,538	196,274	199,996	3,722

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol, Expiring 04/10/18	Citigroup Global Markets	PEN	100	$31,049	$31,067	$18
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	411	8,100	7,990	(110)
Expiring 03/15/18	Barclays Capital Group	PHP	1,498	29,467	29,137	(330)
Expiring 03/15/18	JPMorgan Chase	PHP	3,541	70,000	68,904	(1,096)
Polish Zloty, Expiring 04/24/18	Citigroup Global Markets	PLN	443	130,243	132,644	2,401
Expiring 04/24/18	Deutsche Bank AG	PLN	421	123,855	126,022	2,167
Russian Ruble, Expiring 04/09/18	Barclays Capital Group	RUB	3,136	54,448	55,323	875
Expiring 04/09/18	Barclays Capital Group	RUB	7,493	129,753	132,180	2,427
Singapore Dollar, Expiring 02/13/18	Barclays Capital Group	SGD	127	96,306	96,903	597
Expiring 02/13/18	Citigroup Global Markets	SGD	22	16,000	16,422	422
Expiring 02/13/18	Citigroup Global Markets	SGD	55	41,228	41,699	471
Expiring 02/13/18	Citigroup Global Markets	SGD	68	51,607	51,485	(122)
Expiring 02/13/18	Citigroup Global Markets	SGD	70	52,899	53,589	690
Expiring 02/13/18	Citigroup Global Markets	SGD	91	68,539	69,396	857
Expiring 02/13/18	Citigroup Global Markets	SGD	91	68,539	69,418	879
Expiring 02/13/18	Citigroup Global Markets	SGD	91	68,714	69,547	833
Expiring 02/13/18	Morgan Stanley	SGD	167	124,500	127,528	3,028
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	224	18,423	18,815	392
Expiring 03/12/18	Citigroup Global Markets	ZAR	617	50,447	51,751	1,304
Expiring 03/12/18	Citigroup Global Markets	ZAR	738	61,300	61,897	597
Expiring 03/12/18	JPMorgan Chase	ZAR	851	68,874	71,403	2,529
Expiring 03/12/18	Morgan Stanley	ZAR	77	5,583	6,428	845
Expiring 03/12/18	UBS AG	ZAR	258	18,900	21,683	2,783
South Korean Won, Expiring 02/13/18	Barclays Capital Group	KRW	29,504	27,100	27,634	534
Expiring 02/13/18	Barclays Capital Group	KRW	34,038	31,216	31,880	664
Expiring 02/13/18	Citigroup Global Markets	KRW	6,609	5,895	6,190	295
Expiring 02/13/18	Citigroup Global Markets	KRW	34,034	31,216	31,877	661
Expiring 02/13/18	Citigroup Global Markets	KRW	65,175	60,000	61,044	1,044
Expiring 02/13/18	Citigroup Global Markets	KRW	69,120	63,000	64,739	1,739
Expiring 02/13/18	UBS AG	KRW	120,259	110,863	112,636	1,773
Swedish Krona, Expiring 04/24/18	Citigroup Global Markets	SEK	754	95,563	96,225	662
Swiss Franc, Expiring 04/26/18	Barclays Capital Group	CHF	13	14,000	14,066	66

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.), Expiring 04/26/18	Citigroup Global Markets	CHF	78	$84,450	$84,802	$352
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	566	17,200	18,090	890
Expiring 02/09/18	Citigroup Global Markets	THB	1,289	41,000	41,156	156
Expiring 02/09/18	Citigroup Global Markets	THB	1,927	58,229	61,531	3,302
Expiring 02/09/18	Citigroup Global Markets	THB	2,550	80,000	81,420	1,420
Expiring 02/09/18	Citigroup Global Markets	THB	2,965	93,000	94,692	1,692
Expiring 02/09/18	UBS AG	THB	1,749	53,615	55,868	2,253
Turkish Lira, Expiring 03/12/18	Citigroup Global Markets	TRY	137	35,000	36,035	1,035
Expiring 03/12/18	Goldman Sachs & Co.	TRY	167	42,377	43,881	1,504
Expiring 03/12/18	UBS AG	TRY	153	40,000	40,217	217

				$9,056,336	$9,165,521	109,185

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/09/18	Morgan Stanley	AUD	46	$36,000	$36,770	$(770)
Expiring 04/09/18	Toronto Dominion	AUD	317	248,670	255,464	(6,794)
Brazilian Real, Expiring 02/02/18	Bank of America	BRL	911	287,533	285,940	1,593
Expiring 09/28/18	Morgan Stanley	BRL	314	90,000	95,843	(5,843)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	62,571	(4,571)
British Pound, Expiring 04/26/18	Citigroup Global Markets	GBP	38	53,072	53,914	(842)
Expiring 04/26/18	UBS AG	GBP	2,449	3,488,125	3,488,951	(826)
Canadian Dollar,
Expiring 04/09/18	Citigroup Global Markets	CAD	41	33,000	33,290	(290)
Expiring 04/09/18	UBS AG	CAD	609	488,818	495,827	(7,009)
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	449	68,250	70,920	(2,670)
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	337,652	110,561	118,661	(8,100)
Euro, Expiring 04/26/18	Barclays Capital Group	EUR	34	42,000	42,017	(17)
Expiring 04/26/18	Morgan Stanley	EUR	47	59,000	59,283	(283)
Expiring 04/26/18	Morgan Stanley	EUR	38	47,000	47,121	(121)
Expiring 04/26/18	UBS AG	EUR	15,936	19,868,700	19,897,336	(28,636)
Indonesian Rupiah, Expiring 02/12/18	Barclays Capital Group	IDR	926,603	68,083	69,154	(1,071)
Expiring 02/12/18	Barclays Capital Group	IDR	691,815	51,000	51,631	(631)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 02/12/18	Citigroup Global Markets	IDR	652,944	$48,000	$48,730	$(730)
Expiring 02/12/18	Citigroup Global Markets	IDR	326,520	24,000	24,369	(369)
Expiring 02/12/18	Citigroup Global Markets	IDR	282,156	21,000	21,058	(58)
Expiring 04/16/18	Barclays Capital Group	IDR	292,886	22,000	21,759	241
Israeli Shekel, Expiring 04/24/18	Citigroup Global Markets	ILS	162	47,781	47,693	88
Expiring 04/24/18	Deutsche Bank AG	ILS	570	167,483	167,485	(2)
Japanese Yen, Expiring 04/26/18	Citigroup Global Markets	JPY	9,753	89,771	89,784	(13)
Expiring 04/27/18	Goldman Sachs & Co.	JPY	4,863	43,135	44,774	(1,639)
Mexican Peso, Expiring 03/27/18	Morgan Stanley	MXN	715	38,000	38,093	(93)
Expiring 03/27/18	UBS AG	MXN	2,443	130,000	130,106	(106)
Expiring 03/27/18	UBS AG	MXN	2,106	112,000	112,160	(160)
New Taiwanese Dollar, Expiring 02/05/18	Citigroup Global Markets	TWD	2,588	86,100	88,808	(2,708)
Expiring 02/05/18	Citigroup Global Markets	TWD	2,085	70,000	71,555	(1,555)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,759	59,000	60,378	(1,378)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,493	50,000	51,245	(1,245)
Expiring 02/05/18	Citigroup Global Markets	TWD	657	22,000	22,555	(555)
Expiring 02/05/18	Citigroup Global Markets	TWD	473	16,000	16,239	(239)
Expiring 02/05/18	UBS AG	TWD	6,431	215,020	220,704	(5,684)
Expiring 02/05/18	UBS AG	TWD	2,588	86,319	88,808	(2,489)
Expiring 02/05/18	UBS AG	TWD	730	25,000	25,056	(56)
Expiring 04/16/18	Barclays Capital Group	TWD	798	27,118	27,475	(357)
Expiring 04/16/18	Deutsche Bank AG	TWD	9,034	310,172	311,131	(959)
New Zealand Dollar, Expiring 04/09/18	Citigroup Global Markets	NZD	662	475,994	487,549	(11,555)
Expiring 04/09/18	Morgan Stanley	NZD	58	42,000	42,746	(746)
Norwegian Krone, Expiring 04/24/18	Citigroup Global Markets	NOK	770	98,150	100,114	(1,964)
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	3,644	71,965	70,908	1,057
Expiring 03/15/18	Barclays Capital Group	PHP	3,498	68,810	68,054	756
Expiring 03/15/18	Barclays Capital Group	PHP	3,166	61,300	61,592	(292)
Expiring 03/15/18	Barclays Capital Group	PHP	2,856	55,900	55,568	332
Expiring 03/15/18	Barclays Capital Group	PHP	662	13,000	12,886	114
Expiring 03/15/18	Citigroup Global Markets	PHP	4,235	84,000	82,398	1,602
Expiring 03/15/18	Citigroup Global Markets	PHP	2,556	50,000	49,737	263
Russian Ruble, Expiring 04/09/18	Barclays Capital Group	RUB	4,389	76,500	77,417	(917)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar, Expiring 02/13/18	Citigroup Global Markets	SGD	332	$243,885	$252,880	$(8,995)
Expiring 02/13/18	Morgan Stanley	SGD	100	75,000	75,896	(896)
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	942	68,141	79,063	(10,922)
Expiring 03/12/18	Citigroup Global Markets	ZAR	853	68,513	71,612	(3,099)
Expiring 03/12/18	Citigroup Global Markets	ZAR	853	68,513	71,596	(3,083)
Expiring 03/12/18	Citigroup Global Markets	ZAR	697	54,650	58,456	(3,806)
Expiring 03/12/18	Citigroup Global Markets	ZAR	256	20,000	21,449	(1,449)
Expiring 09/28/18	JPMorgan Chase	ZAR	110	8,967	8,993	(26)
South Korean Won, Expiring 02/13/18	Citigroup Global Markets	KRW	64,251	59,000	60,178	(1,178)
Expiring 02/13/18	Citigroup Global Markets	KRW	25,645	24,000	24,020	(20)
Swedish Krona, Expiring 04/24/18	Bank of America	SEK	1,682	210,512	214,665	(4,153)
Expiring 04/24/18	Morgan Stanley	SEK	267	34,000	34,082	(82)
Swiss Franc, Expiring 04/26/18	JPMorgan Chase	CHF	528	562,098	570,859	(8,761)
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	2,511	76,000	80,201	(4,201)
Expiring 02/09/18	Citigroup Global Markets	THB	2,258	69,000	72,120	(3,120)
Expiring 02/09/18	Citigroup Global Markets	THB	454	14,000	14,512	(512)
Turkish Lira, Expiring 03/12/18	Morgan Stanley	TRY	129	34,000	33,962	38
Expiring 03/12/18	Toronto Dominion	TRY	116	30,000	30,501	(501)
Expiring 04/30/19	BNP Paribas	TRY	108	24,932	25,238	(306)
Expiring 04/30/19	BNP Paribas	TRY	23	5,330	5,397	(67)
Expiring 04/30/19	Morgan Stanley	TRY	75	16,325	17,556	(1,231)

				$29,672,196	$29,826,863	(154,667)

						$(45,482)

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	BRL	149	EUR	41	$(4,705)	Citigroup Global Markets
04/09/2018	Buy	CAD	85	EUR	57	(1,885)	Hong Kong & Shanghai Bank
04/09/2018	Buy	EUR	122	CAD	185	1,586	JPMorgan Chase
04/26/2018	Buy	CHF	192	EUR	166	254	Citigroup Global Markets
04/27/2018	Buy	AUD	157	JPY	12,824	8,428	BNP Paribas
04/27/2018	Buy	JPY	16,602	AUD	190	(229)	BNP Paribas
09/28/2018	Buy	EUR	50	ZAR	784	(799)	BNP Paribas
09/28/2018	Buy	ZAR	894	EUR	51	8,528	Citigroup Global Markets

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/30/2019	Buy	EUR	107	TRY	520	$16,409	BNP Paribas
04/30/2019	Buy	TRY	726	EUR	130	1,920	Citigroup Global Markets

						$29,507

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000	%(Q)	100	0.664%	(2,270)	(4,289)	2,019	BNP Paribas
Republic of Korea	06/20/18	1.000	%(Q)	1,000	0.226%	(4,183)	(8,383)	4,200	Barclays Capital Group

						$(6,453)	$(12,672)	$6,219

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federation of Russia	12/20/26	1.000%(Q)		100	1.724%	(5,289)	(10,974)	5,685	Barclays Capital Group
Generalitat De Cataluna	12/20/22	1.000%(Q)		110	3.083%	(9,415)	(16,415)	7,000	Citigroup Global Markets
Republic of Hungary	06/20/22	1.000%(Q)		450	0.725%	5,672	(2,888)	8,560	Citigroup Global Markets
Republic of Ireland	06/20/27	1.000%(Q)		100	0.409%	4,986	2,524	2,462	Morgan Stanley
Republic of Korea	06/20/22	1.000%(Q)		500	0.450%	12,013	9,981	2,032	Barclays Capital Group
Republic of Panama	06/20/22	1.000%(Q)		100	0.489%	2,250	852	1,398	Citigroup Global Markets
State of Illinois^	12/20/22	1.000%(Q)		100	*	(2,730)	(4,071)	1,341	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)		100	*	(7,791)	(6,999)	(792)	Goldman Sachs & Co.

						$(304)	$(27,990)	$27,686

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.EM.28.V1	12/20/22	1.000%(Q)	1,116	$(46,070)	$(5,853)	$40,217

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000	%(Q)	485	$166	$(20,957)	$21,123	Citigroup Global Markets

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
JPY 55,700	3 Month JPY LIBOR minus 52 bps(Q)		489	3 Month LIBOR(Q)	UBS AG	11/10/18	$18,635	$—	$18,635
489	3 Month LIBOR(Q)	JPY	55,700	3 Month JPY LIBOR mius 57.25 bps(Q)	UBS AG	11/10/19	(18,415)	—	(18,415)

							$220	$—	$220

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	90	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(884)	$(884)
EUR	310	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,850)	(2,850)
EUR	45	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	762	762
EUR	150	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,262	2,262
GBP	390	01/15/23	3.275%(T)	U.K. Retail Price Index(1)(T)	—	(251)	(251)
GBP	350	01/15/28	3.390%(T)	U.K. Retail Price Index(2)(T)	—	595	595
GBP	55	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	287	287
GBP	100	01/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	—	357	357
GBP	75	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(985)	(985)
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(415)	(415)
GBP	45	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(2,292)	2,008	4,300
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	526	526
GBP	5	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	154	154
GBP	35	01/15/48	3.510%(T)	U.K. Retail Price Index(1)(T)	—	(98)	(98)
GBP	10	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	746	746
GBP	5	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(310)	(310)

					$(2,292)	$1,904	$4,196

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	2,510	11/21/19	2.038%(Q)	3 Month BBSW(1)(Q)	$—	$2,171	$2,171
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	(77)	(77)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	(17)	(13)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	(637)	(632)
BRL	6,765	01/02/19	7.350%(T)	1 Day BROIS(1)(T)	—	(9,977)	(9,977)
BRL	5,105	01/04/21	8.680%(T)	1 Day BROIS(2)(T)	—	5,088	5,088
BRL	925	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	21,544	21,544
BRL	756	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	16,588	16,588
BRL	1,572	01/02/23	9.230%(T)	1 Day BROIS(1)(T)	—	(1,849)	(1,849)
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	3,070	3,070
CAD	3,500	12/22/18	1.178%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(19,449)	(19,449)
CAD	930	05/08/19	1.032%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(2)	(9,959)	(9,957)
CAD	195	06/20/19	1.265%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1)	(1,742)	(1,741)
CAD	2,935	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(2,306)	(17,371)	(15,065)
CAD	2,325	11/20/19	1.971%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(7,559)	(7,559)
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(667)	(4,494)	(3,827)
CAD	330	04/05/22	1.445%(S)	3 Month Canadian Bankers Acceptance(1)(S)	3	10,451	10,448
CAD	550	05/08/22	1.367%(S)	3 Month Canadian Bankers Acceptance(1)(S)	5	19,365	19,360
CAD	575	11/21/22	2.015%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(8)	(8,788)	(8,780)
CAD	110	05/30/37	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(82)	(7,675)	(7,593)
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1)	(509)	(508)
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(8,007)	(12,720)	(4,713)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Bankers Acceptance(1)(S)	1	661	660
CHF	240	07/14/27	0.763%(A)	6 Month CHF LIBOR(2)(S)	—	(1,100)	(1,100)
CHF	240	07/14/32	1.108%(A)	6 Month CHF LIBOR(1)(S)	—	1,477	1,477
CHF	160	10/05/37	—(3)	—(3)	—	(125)	(125)
CZK	41,455	11/15/19	1.400%(A)	3 Month PRIBOR(2)(Q)	—	(4,108)	(4,108)
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(3,782)	(3,766)
DKK	9,590	11/15/19	(0.108%)(A)	3 Month CIBOR(1)(Q)	—	16	16
EUR	9,950	08/11/19	(0.238%)(A)	3 Month EURIBOR(2)(Q)	1,544	5,398	3,854
EUR	624	09/08/19	0.195%(A)	6 Month EURIBOR(2)(S)	—	8	8
EUR	1,295	11/15/19	(0.205%)(A)	3 Month EURIBOR(1)(Q)	126	842	716
EUR	570	01/11/20	(0.155%)(A)	6 Month EURIBOR(1)(S)	—	274	274
EUR	1,165	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(1,093)	9,770	10,863
EUR	500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	7,110	7,110
EUR	585	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	—	8,293	8,293
EUR	460	01/11/23	0.286%(A)	6 Month EURIBOR(2)(S)	—	(4,866)	(4,866)
EUR	490	08/15/26	0.504%(A)	1 Day EONIA(1)(A)	—	12,108	12,108
EUR	320	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(664)	2,665	3,329
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	(3,372)	(3,372)
EUR	115	01/11/28	0.865%(A)	6 Month EURIBOR(1)(S)	—	2,640	2,640
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(97,841)	(117,557)	(19,716)
EUR	160	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	511	511
EUR	160	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(816)	(816)
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	(2,067)	(2,067)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	$(2,308)	$(2,981)	$(673)
EUR	550	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	1,521	1,521
EUR	550	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(137)	(3,292)	(3,155)
EUR	170	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,408	1,408
EUR	170	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,318)	(1,318)
EUR	135	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	—	1,491	1,491
EUR	45	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	1,392	1,392
EUR	160	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,670	1,670
EUR	160	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,747)	(1,747)
GBP	535	11/21/22	1.076%(S)	6 Month GBP LIBOR(1)(S)	(263)	7,451	7,714
GBP	220	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	(63)	3,493	3,556
GBP	265	02/26/32	—(4)	—(4)	—	437	437
GBP	320	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	(1,845)	(16,523)	(14,678)
GBP	125	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(4,423)	(8,129)	(3,706)
GBP	40	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	730	(327)	(1,057)
GBP	165	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	(8,280)	4,592	12,872
GBP	25	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(920)	60	980
HUF	501,355	11/15/19	0.350%(A)	3 Month BUBOR(1)(Q)	—	1,394	1,394
HUF	95,000	01/12/27	4.150%(S)	6 Month BUBOR(2)(S)	—	26,277	26,277
INR	7,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	(2)	(152)	(150)
JPY	75,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	—	1,254	1,254
JPY	27,000	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	(310)	(310)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	(16,849)	(10,557)
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	(31,515)	(31,515)
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(1,840)	(1,840)
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	(15,328)	(15,328)
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	(401)	(401)
JPY	45,000	12/22/41	0.732%(S)	6 Month JPY LIBOR(2)(S)	—	(14,539)	(14,539)
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	(1,091)	(1,091)
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	(5,929)	(5,929)
MXN	935	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(972)	(414)	558
MXN	5,580	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	1,358	(14,256)	(15,614)
NOK	12,500	11/23/19	1.035%(A)	3 Month NIBOR(2)(Q)	—	(3,541)	(3,541)
NOK	15,200	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(2,508)	(30,377)	(27,869)
NZD	2,755	12/14/19	2.373%(S)	3 Month New Zealand Bank Bill(1)(Q)	—	(1,153)	(1,153)
NZD	300	05/01/20	3.628%(S)	3 Month New Zealand Bank Bill(2)(Q)	8,462	7,685	(777)
NZD	470	01/10/27	3.420%(S)	3 Month New Zealand Bank Bill(2)(Q)	—	7,072	7,072
PLN	7,000	11/15/19	2.186%(A)	3 Month WIBOR(2)(Q)	—	1,453	1,453
PLN	2,010	12/08/19	2.040%(A)	6 Month WIBOR(1)(S)	—	(483)	(483)
PLN	700	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	57	(800)	(857)
PLN	1,860	12/08/22	2.490%(A)	6 Month WIBOR(2)(S)	—	(3,860)	(3,860)
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	(395)	(395)
PLN	470	12/08/27	2.940%(A)	6 Month WIBOR(1)(S)	—	1,971	1,971
SEK	12,690	11/15/19	(0.035%)(A)	3 Month STIBOR(2)(Q)	—	(909)	(909)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	(4,095)	(4,095)
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	782	782
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(229)	(229)
	6,000	12/05/18	1.800%(S)	3 Month LIBOR(1)(Q)	4,738	7,508	2,770
	215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,031	1,342
	11,900	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,915)	87,729	89,644
	1,495	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	448	6,126	5,678
	1,735	12/05/19	1.990%(S)	3 Month LIBOR(2)(Q)	465	(8,036)	(8,501)
	1,945	12/14/19	2.223%(S)	3 Month LIBOR(2)(Q)	—	(5,965)	(5,965)
	2,770	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	2,935	11,679	8,744

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
	1,695	12/31/19	1.950%	(A)	1 Day USOIS(1)(A)	$618	$3,948	$3,330
	1,735	12/05/20	2.090%	(S)	3 Month LIBOR(2)(Q)	(1,556)	(15,820)	(14,264)
	430	12/05/21	2.160%	(S)	3 Month LIBOR(2)(Q)	(1,771)	(5,471)	(3,700)
	440	09/28/22	2.177%	(S)	3 Month LIBOR(1)(Q)	—	4,861	4,861
	530	12/05/22	2.210%	(S)	3 Month LIBOR(1)(Q)	(738)	8,503	9,241
	280	05/21/23	2.215%	(S)	3 Month LIBOR(2)(Q)	—	(5,869)	(5,869)
	500	08/15/24	2.168%	(S)	3 Month LIBOR(1)(Q)	—	14,533	14,533
	4,435	08/15/24	2.170%	(S)	3 Month LIBOR(1)(Q)	16,556	128,454	111,898
	490	08/15/24	2.176%	(S)	3 Month LIBOR(1)(Q)	895	14,025	13,130
	1,230	11/15/24	2.334%	(S)	3 Month LIBOR(1)(Q)	4,442	26,620	22,178
	635	12/05/24	2.290%	(S)	3 Month LIBOR(1)(Q)	(1,462)	14,081	15,543
	130	05/15/27	2.295%	(S)	3 Month LIBOR(1)(Q)	—	4,621	4,621
	185	12/05/27	2.370%	(S)	3 Month LIBOR(1)(Q)	1,518	5,483	3,965
	150	05/21/28	2.421%	(S)	3 Month LIBOR(1)(Q)	—	4,819	4,819
	260	12/05/32	2.500%	(S)	3 Month LIBOR(2)(Q)	1,730	(9,588)	(11,318)
	75	10/16/33	2.890%	(S)	3 Month LIBOR(2)(Q)	—	(339)	(339)
	50	12/05/37	2.550%	(S)	3 Month LIBOR(2)(Q)	425	(2,135)	(2,560)
	70	10/04/42	2.527%	(S)	3 Month LIBOR(2)(Q)	—	(3,422)	(3,422)
	60	10/04/47	2.536%	(S)	3 Month LIBOR(1)(Q)	—	3,141	3,141
	40	12/05/47	2.570%	(S)	3 Month LIBOR(1)(Q)	(509)	2,019	2,528
ZAR	16,680	01/09/20	7.000%	(Q)	3 Month JIBAR(1)(Q)	—	(184)	(184)
ZAR	17,680	01/09/21	7.400%	(Q)	3 Month JIBAR(2)(Q)	—	(395)	(395)
ZAR	3,800	09/23/22	7.430%	(Q)	3 Month JIBAR(2)(Q)	—	(1,723)	(1,723)
ZAR	2,035	06/30/27	8.015%	(Q)	3 Month JIBAR(2)(Q)	(13)	750	763
ZAR	1,700	11/07/27	8.360%	(Q)	3 Month JIBAR(2)(Q)	(34)	4,063	4,097

						$(99,963)	$73,101	$173,064

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$480	$—	$480	Morgan Stanley
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	170	—	170	Morgan Stanley
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	112	—	112	Morgan Stanley
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	24	—	24	Morgan Stanley
CNY	700	10/18/22	3.910%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(361)	(11)	(350)	Morgan Stanley
CNY	750	11/07/22	3.960%(Q)	7 Day China Fixing Repo Rates(2)(Q)	109	(12)	121	UBS AG
CNY	1,110	11/23/22	3.990%(Q)	7 Day China Fixing Repo Rates(2)(Q)	154	(10)	164	UBS AG
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(205)	—	(205)	Morgan Stanley
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(114)	—	(114)	Morgan Stanley
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	6	—	6	Morgan Stanley
ILS	6,510	11/15/19	0.290%(A)	3 Month TELBOR(1)(Q)	307	—	307	Citigroup Global Markets
ILS	1,600	07/13/20	0.405%(A)	3 Month TELBOR(1)(Q)	(1,893)	—	(1,893)	Citigroup Global Markets
ILS	2,445	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	332	—	332	BNP Paribas

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d):
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	$10,278	$—	$10,278	Citigroup Global Markets
ILS	1,000	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	147	—	147	BNP Paribas
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(39,092)	(19)	(39,073)	Citigroup Global Markets
SAR	950	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	(180)	—	(180)	BNP Paribas
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(4,237)	(33)	(4,204)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	4,934	26	4,908	Deutsche Bank AG

					$(29,029)	$(59)	$(28,970)

Cash of $66,000 and a security with a market value of $796,278 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays quarterly the floating rate of 3 Month CHF LIBOR plus 1.75 bps and receives semiannually the floating rate of 6 Month CHF LIBOR.
(4)	The Fund pays quarterly the floating rate of 3 Month GBP LIBOR plus 3.10 bps and receives semiannually the floating rate of 6 Month GBP LIBOR.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$501,632	$—
Netherlands	—	1,243,007	310,389
United Kingdom	—	931,800	—
United States	—	98,914	—
Corporate Bonds
Australia	—	130,678	—
Brazil	—	133,049	—
China	—	254,497	—
Germany	—	842,055	—
Ireland	—	131,130	—
Italy	—	136,001	—
Mexico	—	147,745	—
Netherlands	—	441,616	—
Norway	—	128,521	—
Russia	—	130,966	—
Spain	—	262,976	—
Supranational Bank	—	111,226	—
United Kingdom	—	1,514,649	—
United States	—	2,480,483	—
Residential Mortgage-Backed Securities
United Kingdom	—	1,079,365	—
United States	—	85,297	—
Sovereign Bonds
Argentina	—	383,325	—
Belgium	—	870,925	—
Brazil	—	397,162	—
Bulgaria	—	367,585	—
Canada	—	203,704	—
Colombia	—	288,538	—
Cyprus	—	677,440	—
France	—	584,542	—
Greece	—	1,017,144	—
Hungary	—	126,679	—
Indonesia	—	473,516	—
Ireland	—	210,440	—
Israel	—	126,266	—
Italy	—	1,769,994	—
Mexico	—	270,246	—
Norway	—	295,575	—
Peru	—	299,898	—
Portugal	—	1,052,388	—
Romania	—	262,916	—
South Korea	—	239,516	150,710
Spain	—	1,957,660	—
Turkey	—	229,791	—
United Kingdom	—	1,553,713	—
United States	—	19,860	—
Affiliated Mutual Fund	1,522,606	—	—
Options Purchased	910	70,850	—
Options Written	(642)	(52,827)	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Futures Contracts	$(174,378)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(45,482)	—
OTC Cross Currency Exchange Contracts	—	29,507	—
OTC Credit Default Swap Agreements	—	3,930	(10,521)
Centrally Cleared Credit Default Swap Agreements	—	40,217	—
OTC Currency Swap Agreements	—	220	—
Centrally Cleared Inflation Swap Agreements	—	4,196	—
Centrally Cleared Interest Rate Swap Agreements	—	173,064	—
OTC Interest Rate Swap Agreements	—	(29,029)	—

Total	$1,348,496	$24,659,076	$450,578

The following is a reconciliation of assets in which unobservable inputs (Level 3)  were used in determining fair value:

	Asset-Backed Securities-Collateralized Loan Obligations	Sovereign Bonds	OTC Credit Default Swap Agreements
Balance as of 10/31/2017	$582,425	$139,604	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	19,176	11,365	549
Purchases/Exchanges/Issuances	—	—	(11,070)
Sales/Paydowns	—	—	—
Accrued discounts/premiums	—	(259)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(291,212)	—	—

Balance as of 01/31/2018	$310,389	$150,710	$(10,521)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $30,542 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$310,389	Pricing at Cost	Unadjusted Purchase Price
Sovereign Bonds	150,710	Evaluated Bid	Comparable Security Data
OTC Credit Default Swap Agreements	(10,521)	Market Approach	Single Broker Indicative Quote

	$450,578

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Level 3 Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$291,212	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

Sovereign Bonds	50.9%
Collateralized Loan Obligations	10.9
Affiliated Mutual Fund	5.6
Residential Mortgage-Backed Securities	4.3
Banks	2.9
Media	2.4
Healthcare-Products	1.8
Entertainment	1.6
Insurance	1.5
Oil & Gas	1.5
Auto Parts & Equipment	1.5
Retail	1.1
Pharmaceuticals	1.0
Foods	1.0
Electric	0.9
Software	0.9
Auto Manufacturers	0.7
Diversified Financial Services	0.5
Containers & Packaging	0.5
Telecommunications	0.5
Apparel	0.5
Electrical Components & Equipment	0.5
Diversified Machinery	0.5
Household Products/Wares	0.5
Real Estate Investment Trusts (REITs)	0.5
Forest Products & Paper	0.5
Lodging	0.5
Commercial Services	0.5
Transportation	0.5
Multi-National	0.4
Automobiles	0.4

Industry Classification: (continued)

Options Purchased	0.3%

97.6
Options Written	(0.2)
Other assets in excess of liabilities	2.6

100.0%

Prudential QMA Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
CONSUMER DISCRETIONARY — 11.4%
Auto Components — 0.6%
Adient PLC	6,000	$388,800
BorgWarner, Inc.	21,700	1,220,842
Tenneco, Inc.	3,500	203,035

		1,812,677

Automobiles — 1.1%
Ford Motor Co.	55,200	605,544
General Motors Co.	48,700	2,065,367
Thor Industries, Inc.	4,000	546,640

		3,217,551

Distributors — 0.3%
LKQ Corp.*	17,300	727,119

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	1,600	148,784

Hotels, Restaurants & Leisure — 2.4%
Biglari Holdings, Inc.*	200	82,538
Hilton Worldwide Holdings, Inc.	19,800	1,695,870
Las Vegas Sands Corp.	3,800	294,576
McDonald’s Corp.	20,600	3,525,484
Yum! Brands, Inc.	16,800	1,421,112

		7,019,580

Household Durables — 0.3%
NVR, Inc.*	240	762,761
Taylor Morrison Home Corp., (Class A Stock)*	2,900	73,747

		836,508

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	2,300	3,337,047
FTD Cos., Inc.*	11,300	66,218
Groupon, Inc.*	127,300	673,417
Liberty Interactive Corp. QVC Group, (Class A Stock)*	57,300	1,609,557
Nutrisystem, Inc.	24,800	1,072,600

		6,758,839

Media — 2.0%
Comcast Corp., (Class A Stock)	83,800	3,564,014
Discovery Communications, Inc., (Class C Stock)*	11,400	272,004
John Wiley & Sons, Inc., (Class A Stock)	2,500	158,500
TEGNA, Inc.	13,700	198,239
Twenty-First Century Fox, Inc., (Class A Stock)	11,200	413,280
Twenty-First Century Fox, Inc., (Class B Stock)	28,300	1,032,667

		5,638,704

Specialty Retail — 1.5%
Foot Locker, Inc.	17,400	855,210
Gap, Inc. (The)	32,000	1,063,680
Ross Stores, Inc.	28,000	2,306,920
Tilly’s, Inc., (Class A Stock)	4,800	71,616

		4,297,426

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	9,100	711,711

PVH Corp.	7,000	1,085,560
Wolverine World Wide, Inc.	10,900	357,847

		2,155,118

CONSUMER STAPLES — 7.0%
Beverages — 1.6%
Coca-Cola Co. (The)	27,300	1,299,207
PepsiCo, Inc.	27,994	3,367,678

		4,666,885

Food & Staples Retailing — 2.3%
CVS Health Corp.	18,400	1,447,896
Kroger Co. (The)	59,300	1,800,348
Performance Food Group Co.*	4,600	158,010
Wal-Mart Stores, Inc.	30,570	3,258,762

		6,665,016

Food Products — 1.2%
Conagra Brands, Inc.	20,800	790,400
J.M. Smucker Co. (The)	5,100	647,139
Pilgrim’s Pride Corp.*	7,800	216,606
Tyson Foods, Inc., (Class A Stock)	24,400	1,857,084

		3,511,229

Household Products — 0.8%
Kimberly-Clark Corp.	5,000	585,000
Procter & Gamble Co. (The)	18,264	1,576,914

		2,161,914

Tobacco — 1.1%
Altria Group, Inc.	43,900	3,087,926

ENERGY — 6.1%
Energy Equipment & Services — 0.3%
Exterran Corp.*	8,200	236,816
Halliburton Co.	14,000	751,800

		988,616

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	33,000	1,981,650
Andeavor	12,400	1,341,184
Chevron Corp.	3,884	486,860
ConocoPhillips	18,400	1,082,104
Devon Energy Corp.	40,700	1,683,759
Exxon Mobil Corp.	53,374	4,659,550
Kinder Morgan, Inc.	3,200	57,536
Marathon Petroleum Corp.	29,600	2,050,392
Newfield Exploration Co.*	27,100	857,986
Phillips 66	1,500	153,600
Valero Energy Corp.	23,500	2,255,295

		16,609,916

FINANCIALS — 13.8%
Banks — 6.7%
Bank of America Corp.	161,768	5,176,576
BankUnited, Inc.	2,400	98,496
Citigroup, Inc.	46,700	3,665,016

JPMorgan Chase & Co.	58,000	6,708,860
Regions Financial Corp.	20,100	386,523
Wells Fargo & Co.	48,964	3,220,852

		19,256,323

Capital Markets — 2.6%
Ameriprise Financial, Inc.	2,900	489,230
Evercore, Inc., (Class A Stock)	4,200	422,310
Goldman Sachs Group, Inc. (The)	8,100	2,169,909
Invesco Ltd.	13,200	476,916
Morgan Stanley	10,900	616,395
Northern Trust Corp.	4,200	442,638
S&P Global, Inc.	11,400	2,064,540
T. Rowe Price Group, Inc.	6,600	736,758

		7,418,696

Consumer Finance — 1.0%
Capital One Financial Corp.	21,000	2,183,160
Navient Corp.	49,900	711,075
Nelnet, Inc., (Class A Stock)	1,200	62,532

		2,956,767

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., (Class B Stock)*	12,700	2,722,626
Leucadia National Corp.	3,900	105,573

		2,828,199

Insurance — 2.1%
Aflac, Inc.	19,600	1,728,720
Allstate Corp. (The)	17,700	1,748,229
MetLife, Inc.	17,700	850,839
Old Republic International Corp.	8,900	191,261
Travelers Cos., Inc. (The)	1,300	194,896
Unum Group	24,100	1,281,879

		5,995,824

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	74,600	1,079,462

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	8,100	178,767

HEALTH CARE — 14.2%
Biotechnology — 3.6%
AbbVie, Inc.	36,100	4,051,142
Amgen, Inc.	7,600	1,413,980
Biogen, Inc.*	3,900	1,356,459
Celgene Corp.*	5,700	576,612
Gilead Sciences, Inc.	32,900	2,757,020
Halozyme Therapeutics, Inc.*	12,000	224,160

		10,379,373

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	35,100	2,181,816
Baxter International, Inc.	28,100	2,024,043
Boston Scientific Corp.*	9,700	271,212
Danaher Corp.	22,200	2,248,416
Hill-Rom Holdings, Inc.	2,400	204,792
Inogen, Inc.*	1,400	170,576
Medtronic PLC	29,200	2,507,988

		9,608,843

Health Care Providers & Services — 2.8%
Anthem, Inc.	5,800	1,437,530
Express Scripts Holding Co.*	28,200	2,232,876
UnitedHealth Group, Inc.	17,400	4,119,972
WellCare Health Plans, Inc.*	1,600	336,608

		8,126,986

Health Care Technology — 0.1%
Cerner Corp.*	3,400	235,042

Life Sciences Tools & Services — 0.7%
Bruker Corp.	5,800	206,538
Illumina, Inc.*	7,600	1,768,064

		1,974,602

Pharmaceuticals — 3.7%
Allergan PLC	4,700	847,222
Bristol-Myers Squibb Co.	14,200	888,920
Corcept Therapeutics, Inc.*	6,000	138,090
Johnson & Johnson	21,699	2,998,585
Merck & Co., Inc.	17,600	1,042,800
Perrigo Co. PLC	4,900	444,038
Pfizer, Inc.	64,834	2,401,451
Zoetis, Inc.	24,100	1,849,193

		10,610,299

INDUSTRIALS — 10.9%
Aerospace & Defense — 2.2%
Boeing Co. (The)	6,100	2,161,657
Harris Corp.	7,400	1,179,412
Huntington Ingalls Industries, Inc.	1,900	451,326
Lockheed Martin Corp.	2,600	922,610
Northrop Grumman Corp.	3,200	1,089,696
Spirit AeroSystems Holdings, Inc., (Class A Stock)	4,400	450,384
Vectrus, Inc.*	5,400	164,160

		6,419,245

Air Freight & Logistics — 0.8%
FedEx Corp.	8,200	2,152,336
United Parcel Service, Inc., (Class B Stock)	1,600	203,712

		2,356,048

Airlines — 0.5%
Southwest Airlines Co.	24,300	1,477,440

Building Products — 0.5%
Universal Forest Products, Inc.	34,800	1,299,084

Construction & Engineering — 0.2%
Argan, Inc.	1,200	52,320
EMCOR Group, Inc.	4,300	349,504

		401,824

Electrical Equipment — 0.6%
AMETEK, Inc.	12,900	984,270
Emerson Electric Co.	10,200	736,746

		1,721,016

Industrial Conglomerates — 2.1%
3M Co.	12,500	3,131,250
Honeywell International, Inc.	17,800	2,842,126

		5,973,376

Machinery — 2.0%
Cummins, Inc.	9,600	1,804,800
Fortive Corp.	6,700	509,334
Illinois Tool Works, Inc.	11,800	2,049,306
Ingersoll-Rand PLC	3,900	369,057
Lydall, Inc.*	800	38,240
Oshkosh Corp.	9,200	834,624
Terex Corp.	1,400	65,828

		5,671,189

Professional Services — 0.2%
Heidrick & Struggles International, Inc.	8,400	221,760
Insperity, Inc.	3,400	208,250
Robert Half International, Inc.	4,400	254,672

		684,682

Road & Rail — 1.6%
Kansas City Southern	2,400	271,512
Norfolk Southern Corp.	13,300	2,006,704
Union Pacific Corp.	17,500	2,336,250

		4,614,466

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., (Class A Stock)	3,800	356,744
WESCO International, Inc.*	3,900	265,785

		622,529

INFORMATION TECHNOLOGY — 24.5%
Communications Equipment — 0.2%
Cisco Systems, Inc.	16,500	685,410

Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	3,700	276,723

Internet Software & Services — 5.7%
Alphabet, Inc., (Class A Stock)*	3,470	4,102,304
Alphabet, Inc., (Class C Stock)*	4,777	5,588,803
Etsy, Inc.*	15,200	285,152
Facebook, Inc., (Class A Stock)*	34,000	6,354,260

		16,330,519

IT Services — 3.4%
Accenture PLC, (Class A Stock)	16,800	2,699,760
Automatic Data Processing, Inc.	1,000	123,630
Cognizant Technology Solutions Corp., (Class A Stock)	25,400	1,980,692
Total System Services, Inc.	9,600	853,056
Visa, Inc., (Class A Stock)	32,600	4,049,898

		9,707,036

Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	46,800	2,509,884

Broadcom Ltd.	9,900	2,455,497
Intel Corp.	64,000	3,080,960
Micron Technology, Inc.*	21,600	944,352
MKS Instruments, Inc.	4,200	429,660
NVIDIA Corp.	2,400	589,920
Texas Instruments, Inc.	26,400	2,895,288

		12,905,561

Software — 6.0%
Activision Blizzard, Inc.	19,200	1,423,296
Adobe Systems, Inc.*	8,600	1,717,936
ANSYS, Inc.*	2,500	404,125
CA, Inc.	4,100	146,985
Dell Technologies, Inc., (Class V Stock)*	348	24,951
Intuit, Inc.	11,500	1,930,850
Microsoft Corp.	82,800	7,866,828
Oracle Corp.	60,900	3,141,831
Progress Software Corp.	2,000	99,660
salesforce.com, Inc.*	3,600	410,076

		17,166,538

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	56,720	9,496,630
HP, Inc.	83,300	1,942,556
Western Digital Corp.	19,800	1,761,804

		13,200,990

MATERIALS — 3.5%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	10,700	1,801,559
Chemours Co. (The)	31,100	1,605,382
Huntsman Corp.	15,000	518,550
Ingevity Corp.*	3,400	246,670
LyondellBasell Industries NV, (Class A Stock)	18,000	2,157,120
Westlake Chemical Corp.	5,000	563,000

		6,892,281

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.*	109,600	2,137,200
Southern Copper Corp. (Peru)	2,500	121,375
Steel Dynamics, Inc.	11,900	540,260

		2,798,835

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.*	9,900	293,139

REAL ESTATE — 2.4%
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	10,100	1,491,770
Apple Hospitality REIT, Inc.	6,400	124,736
City Office REIT, Inc.	12,100	141,328
CoreCivic, Inc.	1,600	37,136
DDR Corp.	53,500	434,420
GEO Group, Inc. (The)	17,250	388,987
HCP, Inc.	10,300	248,024
Prologis, Inc.	8,100	527,391
Spirit Realty Capital, Inc.	155,000	1,266,350
Xenia Hotels & Resorts, Inc.	27,100	601,620

		5,261,762

Real Estate Management & Development — 0.6%
CBRE Group, Inc., (Class A Stock)*	37,100	1,695,099

TELECOMMUNICATIONS SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	36,454	1,365,202
Verizon Communications, Inc.	76,200	4,120,134

		5,485,336

UTILITIES — 2.2%
Electric Utilities — 0.9%
Exelon Corp.	42,400	1,632,824
PPL Corp.	27,400	873,238

		2,506,062

Gas Utilities — 0.2%
UGI Corp.	11,600	530,932

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	113,400	1,310,904
NRG Energy, Inc.	36,600	951,966

		2,262,870

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	21,100	594,598
DTE Energy Co.	900	95,076
MDU Resources Group, Inc.	14,300	378,664

		1,068,338

TOTAL LONG-TERM INVESTMENTS (cost $193,778,885)		281,261,321

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS — 2.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	5,873,494	5,873,494
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $164)(w)	164	164

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,873,658)		5,873,658

	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bill, 1.365%, 03/15/18 (cost $299,532)(k)	300	299,536

TOTAL SHORT-TERM INVESTMENTS (cost $6,173,190)		6,173,194

TOTAL INVESTMENTS — 100.0% (cost $199,952,075)	287,434,515
Liabilities in excess of other assets(z) — 0.0%	(96,396)

NET ASSETS — 100.0%	$287,338,119

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
42	S&P 500 E-Mini Index	Mar. 2018	$5,934,180	$264,021

A security with a market value of $299,536 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$32,612,306	$—	$—
Consumer Staples	20,092,970	—	—
Energy	17,598,532	—	—
Financials	39,714,038	—	—
Health Care	40,935,145	—	—
Industrials	31,240,899	—	—
Information Technology	70,272,777	—	—
Materials	9,984,255	—	—
Real Estate	6,956,861	—	—
Telecommunications Services	5,485,336	—	—
Utilities	6,368,202	—	—
Affiliated Mutual Funds	5,873,658	—	—
U.S. Treasury Obligation	—	299,536	—
Other Financial Instruments*
Futures Contracts	264,021	—	—

Total	$287,399,000	$299,536	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Real Estate Income Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 80.1%
Diversified REITs — 4.2%
AEW UK REIT PLC (United Kingdom)	150,000	$212,978
Lexington Realty Trust	24,219	218,455

		431,433

Health Care REITs — 28.6%
Community Healthcare Trust, Inc.	13,816	368,058
MedEquities Realty Trust, Inc.	44,670	487,796
Medical Properties Trust, Inc.	38,020	497,302
Omega Healthcare Investors, Inc.	9,800	264,992
Physicians Realty Trust	22,049	359,399
Sabra Health Care REIT, Inc.	17,406	315,049
Senior Housing Properties Trust	14,645	253,798
Welltower, Inc.	6,082	364,737

		2,911,131

Hotel & Resort REITs — 10.2%
Invincible Investment Corp. (Japan)	429	198,841
MGM Growth Properties LLC, (Class A Stock)	12,766	358,214
Park Hotels & Resorts, Inc.	16,810	485,977

		1,043,032

Industrial REITs — 9.7%
Ascendas Real Estate Investment Trust (Singapore)	82,065	172,663
Cache Logistics Trust (Singapore)	736,567	485,692
Frasers Logistics & Industrial Trust (Singapore)	140,818	122,376
STAG Industrial, Inc.	7,988	202,256

		982,987

Office REITs — 1.2%
Easterly Government Properties, Inc.	6,033	125,667

Residential REITs — 4.6%
American Campus Communities, Inc.	2,606	100,227
Education Realty Trust, Inc.	3,027	99,982
Empiric Student Property PLC (United Kingdom)	213,698	267,008

		467,217

Retail REITs — 15.9%
Eurocommercial Properties NV (Netherlands)	4,507	212,525
Macerich Co. (The)	1,511	97,565
Mapletree Commercial Trust (Singapore)	98,900	127,413
NewRiver REIT PLC (United Kingdom)	44,615	190,357
Retail Properties of America, Inc., (Class A Stock)	16,421	197,873
Starhill Global REIT (Singapore)	293,005	171,988
Vicinity Centres (Australia)	47,339	102,612
Washington Prime Group, Inc.	44,803	294,804
Wereldhave NV (Netherlands)	4,475	222,294

		1,617,431

Specialized REITs — 5.7%
EPR Properties	8,106	478,740
Four Corners Property Trust, Inc.	4,266	100,678

		579,418

TOTAL COMMON STOCKS (cost $8,064,356)		8,158,316

PREFERRED STOCKS — 19.1%
Diversified REITs — 1.6%
Investors Real Estate Trust	6,650	163,856

Hotel & Resort REITs — 1.1%
Pebblebrook Hotel Trust	4,648	115,270

Industrial REITs — 3.3%
Monmouth Real Estate Investment Corp.	9,425	229,028
Rexford Industrial Realty, Inc.	4,600	108,698

		337,726

Residential REITs — 4.6%
American Homes 4 Rent	10,830	265,227
UMH Properties, Inc.	8,110	203,966

		469,193

Retail REITs — 4.8%
Cedar Realty Trust, Inc.	7,750	179,335
Pennsylvania Real Estate Investment Trust	7,200	170,424
Urstadt Biddle Properties, Inc., (Class H Stock)	5,608	139,359

		489,118

Specialized REITs — 3.7%
EPR Properties, (Class G Stock)	9,000	217,440
Jernigan Capital, Inc., (Class B Stock)*	6,500	156,000
		373,440

TOTAL PREFERRED STOCKS (cost $2,005,449)		1,948,603

TOTAL LONG-TERM INVESTMENTS (cost $10,069,805)		10,106,919

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $57,601)(w)	57,601	57,601

TOTAL INVESTMENTS — 99.8% (cost $10,127,406)		10,164,520
Other assets in excess of liabilities — 0.2%		16,005

NET ASSETS — 100.0%		$10,180,525

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$218,455	$212,978	$—
Health Care REITs	2,911,131	—	—
Hotel & Resort REITs	844,191	198,841	—
Industrial REITs	202,256	780,731	—
Office REITs	125,667	—	—
Residential REITs	200,209	267,008	—
Retail REITs	590,242	1,027,189	—
Specialized REITs	579,418	—	—
Preferred Stocks
Diversified REITs	163,856	—	—
Hotel & Resort REITs	115,270	—	—
Industrial REITs	337,726	—	—
Residential REITs	469,193	—	—
Retail REITs	489,118	—	—
Specialized REITs	373,440	—	—
Affiliated Mutual Fund	57,601	—	—

Total	$7,677,773	$2,486,747	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Select Real Estate Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.9%
COMMON STOCKS
Diversified Real Estate Activities — 9.4%
Daiwa House Industry Co. Ltd. (Japan)	5,042	$199,706
Henderson Land Development Co. Ltd. (Hong Kong)	20,000	139,572
Sumitomo Realty & Development Co. Ltd. (Japan)	4,215	162,617
Sun Hung Kai Properties Ltd. (Hong Kong)	7,034	121,610

		623,505

Diversified REITs — 6.6%
Empire State Realty Trust, Inc. (Class A Stock)	5,800	113,390
Forest City Realty Trust, Inc. (Class A Stock)	9,850	231,180
Suntec Real Estate Investment Trust (Singapore)	60,027	94,552

		439,122

Health Care REITs — 5.3%
Community Healthcare Trust, Inc.	4,711	125,501
Medical Properties Trust, Inc.	9,829	128,563
Physicians Realty Trust	6,000	97,800

		351,864

Hotel & Resort REITs — 10.8%
DiamondRock Hospitality Co.	16,000	188,160
Invincible Investment Corp. (Japan)	180	83,448
MGM Growth Properties LLC (Class A Stock)	7,471	209,637
Park Hotels & Resorts, Inc.	3,400	98,294
Sunstone Hotel Investors, Inc.	8,000	134,800

		714,339

Hotels, Resorts & Cruise Lines — 1.2%
Mandarin Oriental International Ltd. (Hong Kong)	36,600	79,044

Industrial REITs — 16.5%
Americold Realty Trust*	5,062	92,533
Duke Realty Corp.	6,200	163,742
First Industrial Realty Trust, Inc.	4,800	148,128
Goodman Group (Australia)	19,000	123,986
LaSalle Logiport REIT (Japan)	97	104,641
Rexford Industrial Realty, Inc.	6,266	186,038
STAG Industrial, Inc.	5,200	131,664
Warehouse REIT PLC (United Kingdom)*	96,982	142,676

		1,093,408

Office REITs — 11.2%
Hibernia REIT PLC (Ireland)	70,630	134,601
Hudson Pacific Properties, Inc.	8,350	266,949
JBG SMITH Properties	4,000	135,000
Keppel REIT (Singapore)	99,375	97,582
Piedmont Office Realty Trust, Inc. REIT (Class A Stock)	5,500	107,360

		741,492

Real Estate Development — 1.6%
Yanlord Land Group Ltd. (Singapore)	76,000	107,182

Real Estate Operating Companies — 4.4%
First Capital Realty, Inc. (Canada)	8,100	135,461
TLG Immobilien AG (Germany)	5,698	160,448

		295,909

Residential REITs — 14.7%
American Homes 4 Rent, (Class A Stock)	7,500	155,925
AvalonBay Communities, Inc.	1,000	170,400
Camden Property Trust	1,100	95,216
Education Realty Trust, Inc.	4,000	132,120
Empiric Student Property PLC (United Kingdom)	95,181	118,684
Equity LifeStyle Properties, Inc.	2,200	189,904
Equity Residential	1,880	115,827

		978,076

Retail REITs — 6.5%
Federal Realty Investment Trust	940	113,552
Kenedix Retail REIT Corp. (Japan)	46	103,851
NewRiver REIT PLC (United Kingdom)	28,444	121,554
Taubman Centers, Inc.	1,467	90,441

		429,398

Specialized REITs — 5.7%
CoreSite Realty Corp.	1,800	194,976
Four Corners Property Trust, Inc.	7,690	181,484

		376,460

TOTAL LONG-TERM INVESTMENTS (cost $5,831,125)		6,229,799

SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $432,716)(w)	432,716	432,716

TOTAL INVESTMENTS — 100.4% (cost $6,263,841)		6,662,515
Liabilities in excess of other assets — (0.4)%		(24,047)

NET ASSETS — 100.0%		$6,638,468

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$623,505	$—
Diversified REITs	344,570	94,552	—
Health Care REITs	351,864	—	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hotel & Resort REITs	$630,891	$83,448	$—
Hotels, Resorts & Cruise Lines	—	79,044	—
Industrial REITs	722,105	371,303	—
Office REITs	509,309	232,183	—
Real Estate Development	—	107,182	—
Real Estate Operating Companies	135,461	160,448	—
Residential REITs	859,392	118,684	—
Retail REITs	203,993	225,405	—
Specialized REITs	376,460	—	—
Affiliated Mutual Fund	432,716	—	—

Total	$4,566,761	$2,095,754	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$125,747	L1 to L2	Official Close to Model Price

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CMBX	Commercial Mortgage Backed Securities Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
IO	Interest Only
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
SAIBOR	Saudi Arabian Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi (onshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when recent transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows.

Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.